UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Floating Rate
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813066.103

AFR-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (d) - 87.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
BE Aerospace, Inc. term loan B 6.7267% 8/24/12 (c)	$ 5,935	$ 5,876
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 5.6763% 12/31/11 (c)	11,827	11,502
TransDigm, Inc. term loan 6.8575% 6/23/13 (c)	17,340	16,300
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 7.08% 9/29/13 (c)	7,576	7,083
		40,761
Air Transportation - 0.1%
Delta Air Lines, Inc. Tranche 1LN, Revolving Credit-Linked Deposit 6.8291% 4/30/12 (c)	4,000	3,540
Automotive - 2.3%
AM General LLC:
Tranche B, term loan 7.6358% 9/30/13 (c)	2,710	2,466
7.4113% 9/30/12 (c)	97	88
Ford Motor Co. term loan 8% 12/15/13 (c)	8,798	7,676
General Motors Corp. term loan 7.0556% 11/29/13 (c)	3,113	2,794
Navistar International Corp.:
term loan 6.5013% 1/19/12 (c)	6,600	5,808
Credit-Linked Deposit 6.8812% 1/19/12 (c)	2,381	2,096
Oshkosh Truck Co. Tranche B, term loan 6.9% 12/6/13 (c)	14,668	13,494
Rexnord Corp. Tranche B, term loan 6.4274% 7/19/13 (c)	1,989	1,924
Tenneco, Inc. Credit-Linked Deposit 4.7413% 3/16/14 (c)	6,000	5,610
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 6.43% 4/30/14 (c)	25,000	21,750
TRW Automotive Holdings Corp. Tranche B1, term loan 6.6875% 2/9/14 (c)	2,975	2,886
Visteon Corp. term loan 7.2% 6/13/13 (c)	4,000	3,320
		69,912
Broadcasting - 3.8%
Citadel Broadcasting Corp. Tranche B, term loan 5.7027% 6/12/14 (c)	25,000	20,750
Entravision Communication Corp. term loan 6.23% 3/29/13 (c)	5,760	5,184
Nexstar Broadcasting, Inc. Tranche B, term loan 6.58% 10/1/12 (c)	17,746	15,971
Paxson Communications Corp. term loan 8.4925% 1/15/12 (c)	6,000	5,370
Raycom Media, Inc. Tranche B, term loan 4.8125% 6/25/14 (c)	6,430	5,851
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4945% 9/29/14 (c)	$ 53,154	$ 43,786
Tranche DD 1LN, term loan 9/29/14 (e)	1,846	1,520
VNU, Inc. term loan 6.9642% 8/9/13 (c)	18,544	16,759
		115,191
Building Materials - 0.1%
Goodman Global Holdings, Inc. Tranche C, term loan 6.5881% 12/23/11 (c)	837	828
Nortek Holdings, Inc. Tranche B, term loan 5.5344% 8/27/11 (c)	2,692	2,369
		3,197
Cable TV - 10.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.26% 3/6/14 (c)	90,000	77,850
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (c)	91,377	83,610
DIRECTV Holdings LLC Tranche B, term loan 4.7813% 4/13/13 (c)	33,806	32,791
Discovery Communications, Inc. term loan 6.83% 5/14/14 (c)	24,974	23,476
Insight Midwest Holdings LLC Tranche B, term loan 6.48% 4/6/14 (c)	6,750	6,176
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 5.4625% 1/31/15 (c)	3,891	3,405
NTL Cable PLC Tranche B, term loan 6.055% 1/10/13 (c)	18,524	17,320
PanAmSat Corp. Tranche B2, term loan 6.6% 1/3/14 (c)	29,625	26,144
San Juan Cable, Inc. Tranche 1, term loan 6.9788% 10/31/12 (c)	4,767	4,100
UPC Broadband Holding BV Tranche N1, term loan 6.3813% 12/31/14 (c)	29,008	26,180
		301,052
Capital Goods - 3.6%
Amsted Industries, Inc.:
term loan 6.3827% 4/5/13 (c)	4,751	4,513
Tranche DD, term loan 6.3564% 4/5/13 (c)	3,088	2,933
Ashtead Group PLC term loan 6.6875% 8/31/11 (c)	4,950	4,653
Baldor Electric Co. term loan 5.0625% 1/31/14 (c)	6,764	6,476
Bucyrus International, Inc. Tranche B, term loan 6.4258% 5/4/14 (c)	10,318	9,802
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (c)	2,806	2,637
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Dresser, Inc. Tranche B 1LN, term loan 7.4093% 5/4/14 (c)	$ 16,568	$ 14,580
EnergySolutions, Inc.:
Credit-Linked Deposit 6.2394% 6/7/13 (c)	189	173
term loan 7.0988% 6/7/13 (c)	4,581	4,192
Flowserve Corp. term loan 6.4031% 8/10/12 (c)	28,574	27,217
Hexcel Corp. Tranche B, term loan 6.553% 3/1/12 (c)	2,390	2,319
Invensys International Holding Ltd.:
term loan 6.8975% 12/15/10 (c)	1,920	1,882
Tranche B, term loan 6.6038% 1/15/11 (c)	2,080	2,038
Polypore, Inc. Tranche B, term loan 5.52% 7/3/14 (c)	3,980	3,840
Rexnord Corp. Tranche B A0, term loan 7.4006% 7/19/13 (c)	4,938	4,740
Sensus Metering Systems, Inc. Tranche B term loan 7.1598% 12/17/10 (c)	1,792	1,702
Terex Corp. term loan 6.58% 7/14/13 (c)	13,800	13,662
		107,359
Chemicals - 4.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 6.35% 4/2/13 (c)	5,526	5,340
term loan 6.4788% 4/2/14 (c)	36,799	33,763
Georgia Gulf Corp. term loan 7.0538% 10/3/13 (c)	2,515	2,226
Hercules, Inc. Tranche B, term loan 5.5225% 10/8/10 (c)	3,594	3,558
Huntsman International LLC Tranche B, term loan 5.035% 8/16/12 (c)	18,527	17,416
INEOS US Finance:
Tranche B, term loan 7.3573% 1/31/13 (c)	4,729	4,563
Tranche C, term loan 7.8573% 1/31/14 (c)	4,729	4,563
Innophos, Inc. Tranche B, term loan 7.08% 8/13/10 (c)	2,570	2,442
MacDermid, Inc. Tranche B, term loan 6.83% 4/12/14 (c)	4,360	3,924
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 7.08% 5/15/14 (c)	1,970	1,694
Momentive Performance Materials, Inc. Tranche B1, term loan 7.125% 12/4/13 (c)	11,850	10,487
Nalco Co. Tranche B, term loan 6.7777% 11/4/10 (c)	23,152	22,342
Rockwood Specialties Group, Inc. Tranche E, term loan 4.7438% 7/30/12 (c)	13,274	12,478
		124,796
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.8%
Central Garden & Pet Co. Tranche B, term loan 5.8665% 9/12/12 (c)	$ 2,923	$ 2,513
Jarden Corp.:
term loan 6.58% 1/24/12 (c)	5,017	4,616
Tranche B2, term loan 6.58% 1/24/12 (c)	2,626	2,389
Jostens IH Corp. Tranche C, term loan 6.7175% 10/4/11 (c)	5,366	5,259
Sealy Mattress Co. Tranche E, term loan 6.3594% 8/25/12 (c)	4,875	4,777
Weight Watchers International, Inc. Tranche B, term loan 6.375% 1/26/14 (c)	3,920	3,763
		23,317
Containers - 2.2%
Bluegrass Container Co. LLC Tranche 1, term loan 6.9253% 6/30/13 (c)	9,739	9,301
BWAY Corp. Tranche B, term loan 6.875% 7/17/13 (c)	2,098	2,025
Crown Holdings, Inc.:
term loan B 6.6188% 11/15/12 (c)	15,190	14,582
Tranche B, term loan 6.6188% 11/15/12 (c)	9,599	9,215
Owens-Brockway Glass Container, Inc. Tranche B, term loan 5.8194% 6/14/13 (c)	27,122	25,766
Solo Cup Co. Tranche B1, term loan 8.4489% 2/27/11 (c)	5,847	5,613
		66,502
Diversified Financial Services - 0.6%
AlixPartners LLP Tranche B, term loan 6.38% 10/12/13 (c)	1,500	1,425
Ameritrade Holding Corp. Tranche B, term loan 4.77% 1/23/13 (c)	6,753	6,432
Cognis GmbH Tranche B, term loan 6.948% 9/15/13 (c)	1,000	870
Nuveen Investments, Inc. term loan 7.2896% 11/13/14 (c)	9,000	8,550
		17,277
Diversified Media - 0.7%
Lamar Media Corp. Tranche F, term loan 4.8125% 3/31/14 (c)	7,650	7,382
LBI Media, Inc. Tranche B, term loan 4.7713% 3/31/12 (c)	2,260	2,034
Quebecor Media, Inc. Tranche B, term loan 6.2575% 1/17/13 (c)	2,900	2,683
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - continued
Thomson Media, Inc. Tranche B1, term loan 7.08% 11/8/11 (c)	$ 981	$ 883
		12,982
Electric Utilities - 5.9%
AES Corp. term loan 7.125% 8/10/11 (c)	10,071	9,467
Calpine Corp. Tranche D, term loan 7.08% 3/29/09 (c)	4,415	3,852
Covanta Energy Corp.:
term loan 6.5746% 2/9/14 (c)	5,982	5,623
6.0025% 2/9/14 (c)	2,967	2,789
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.7606% 4/2/13 (c)	15,319	13,557
Tranche B, term loan 6.04% 4/2/13 (c)	2,674	2,367
Dynegy Holdings, Inc. 4.7606% 4/2/13 (c)	14,000	12,390
Energy Investors Funds term loan 6.9425% 4/11/14 (c)	4,975	4,527
LS Power Acquisition Corp. Tranche 2LN, term loan 8.58% 11/1/14 (c)	2,905	2,846
MACH Gen LLC:
term loan 7% 2/22/14 (c)	1,778	1,582
6.83% 2/22/13 (c)	186	165
Mirant North America LLC term loan 5.0213% 1/3/13 (c)	21,835	20,525
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (c)	36,910	33,588
6.48% 2/1/13 (c)	21,976	19,999
NSG Holdings LLC:
term loan 6.56% 6/15/14 (c)	5,406	4,811
6.56% 6/15/14 (c)	714	636
Reliant Energy, Inc. 6.2613% 6/30/14 (c)	12,150	11,603
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 8.3963% 10/10/14 (c)	19,948	18,252
Tranche B3, term loan 8.3963% 10/10/14 (c)	9,975	9,127
		177,706
Energy - 2.8%
Alon USA, Inc. term loan 5.5213% 6/22/13 (c)	3,940	3,625
Ashmore Energy International:
Revolving Credit-Linked Deposit 7.93% 3/30/12 (c)	348	317
term loan 7.83% 3/30/14 (c)	2,595	2,362
Citgo Petroleum Corp. Tranche B, term loan 4.8638% 11/15/12 (c)	11,704	11,118
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9788% 12/28/10 (c)	$ 486	$ 457
Tranche D, term loan 7.9818% 12/28/13 (c)	1,583	1,488
Compagnie Generale de Geophysique SA term loan 5.2713% 1/12/14 (c)	6,911	6,773
Energy Transfer Equity LP term loan 6.6475% 11/1/12 (c)	4,000	3,760
Kinder Morgan, Inc. Tranche B, term loan 4.78% 5/30/14 (c)	8,557	8,407
MEG Energy Corp.:
term loan 6.83% 4/3/13 (c)	2,456	2,297
Tranche DD, term loan 6.73% 4/3/13 (c)(e)	2,499	2,299
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 7.43% 11/1/13 (c)	4,589	4,130
Tranche B, Credit-Linked Deposit 7.375% 11/1/13 (c)	564	508
Petroleum Geo-Services ASA term loan 6.58% 6/29/15 (c)	4,975	4,602
SandRidge Energy, Inc. term loan 8.3538% 4/1/14 (c)	8,000	7,600
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 6.83% 10/31/12 (c)	2,505	2,380
term loan 6.9031% 10/31/12 (c)	4,465	4,241
Vulcan/Plains Resources, Inc. term loan 6.3794% 8/12/11 (c)	2,884	2,696
Western Refining, Inc. term loan 4.9938% 5/30/14 (c)	16,427	14,867
		83,927
Entertainment/Film - 1.7%
AMC Entertainment, Inc. term loan 5.035% 1/26/13 (c)	2,315	2,107
Cinemark USA, Inc. term loan 6.5054% 10/5/13 (c)	12,771	11,111
MGM Holdings II, Inc. Tranche B, term loan 8.1075% 4/8/12 (c)	8,179	7,034
National CineMedia LLC term loan 6.87% 2/13/15 (c)	14,000	12,600
Regal Cinemas Corp. term loan 6.33% 10/27/13 (c)	14,041	12,848
Zuffa LLC term loan 6.9375% 6/19/15 (c)	5,970	4,776
		50,476
Environmental - 1.3%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (c)	15,342	14,114
term loan 5.8875% 3/28/14 (c)	25,517	23,476
Synagro Technologies, Inc. Tranche 1LN, term loan 6.8894% 3/30/14 (c)	468	412
		38,002
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Food and Drug Retail - 1.4%
GNC Corp. term loan 7.0352% 9/16/13 (c)	$ 6,948	$ 5,766
Rite Aid Corp. Tranche ABL, term loan 5.7238% 6/4/14 (c)	24,000	21,540
SUPERVALU, Inc. Tranche B, term loan 6.3963% 6/2/12 (c)	15,691	15,299
		42,605
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc. Tranche B, term loan 6.5964% 6/5/13 (c)	30,032	28,831
Dean Foods Co. Tranche B, term loan 6.58% 4/2/14 (c)	16,850	15,502
Del Monte Corp. Tranche B, term loan 4.8557% 2/8/12 (c)	12,155	11,942
Herbalife International, Inc. term loan 4.78% 7/21/13 (c)	3,709	3,635
Michael Foods, Inc. Tranche B, term loan 6.5285% 11/21/10 (c)	1,809	1,763
Reddy Ice Group, Inc. term loan 6.1269% 8/12/12 (c)	2,000	1,920
		63,593
Gaming - 2.1%
Alliance Gaming Corp. term loan 7.3638% 9/5/09 (c)	3,444	3,392
Ameristar Casinos, Inc. term loan 7.4275% 11/10/12 (c)	5,929	5,751
Choctaw Resort Development Enterprise term loan 6.4675% 11/4/11 (c)	1,857	1,811
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 6.9923% 2/16/14 (c)	3,767	3,315
Greenwood Racing, Inc. term loan 5.53% 11/28/11 (c)	2,970	2,718
Harrah's Entertainment, Inc. Tranche B3, term loan 6.2438% 1/28/15 (c)	2,000	1,820
Penn National Gaming, Inc. Tranche B, term loan 5.6614% 10/31/12 (c)	14,173	13,854
Seminole Tribe of Florida:
Tranche B1, term loan 6.3366% 3/5/14 (c)	621	595
Tranche B2, term loan 6.6875% 3/5/14 (c)	2,118	2,031
Tranche B3, term loan 5.5625% 3/5/14 (c)	2,166	2,077
Town Sports International LLC term loan 6.9375% 2/27/14 (c)	3,960	3,544
Tropicana Entertainment term loan 5.5213% 7/3/08 (c)	6,700	6,432
Venetian Macau Ltd. Tranche B, term loan:
7.08% 5/26/12 (c)	779	709
7.08% 5/26/13 (c)	3,881	3,531
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Venetian Macau US Finance, Inc. Tranche B, term loan 7.08% 5/25/13 (c)	$ 4,000	$ 3,640
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 6.145% 8/15/13 (c)	9,180	8,951
		64,171
Healthcare - 12.3%
Advanced Medical Optics, Inc. term loan 6.7666% 4/2/14 (c)	2,521	2,294
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.1299% 2/7/12 (c)	9,940	9,493
Bausch & Lomb, Inc. term loan:
6.5106% 4/26/15 (c)(e)	2,400	2,280
8.08% 4/26/15 (c)	9,600	9,120
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (c)	65,597	58,710
Tranche DD, term loan 7/25/14 (e)	3,299	2,953
Concentra Operating Corp. Tranche B 1LN, term loan 7.08% 6/25/14 (c)	3,975	3,419
DaVita, Inc. Tranche B1, term loan 5.568% 10/5/12 (c)	38,257	35,866
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.2468% 3/31/12 (c)	24,989	23,677
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (c)	107,845	99,213
Health Management Associates, Inc. Tranche B, term loan 6.5594% 2/28/14 (c)	15,624	13,593
HealthSouth Corp. term loan 6.9145% 3/10/13 (c)	5,000	4,650
Hologic, Inc. Tranche B1, term loan 7.5% 3/31/13 (c)	925	916
IASIS Healthcare Corp.:
term loan 5.2478% 3/15/14 (c)	5,940	5,375
Tranche DD, term loan 7.1506% 3/15/14 (c)(e)	2,047	1,853
6.97% 3/15/14 (c)	546	494
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 6.8429% 6/26/14 (c)	12,020	10,818
LifePoint Hospitals, Inc. Tranche B, term loan 6.715% 4/15/12 (c)	12,368	11,317
National Renal Institutes, Inc. term loan 7.125% 3/31/13 (c)	3,241	2,957
Psychiatric Solutions, Inc. term loan 6.1765% 7/1/12 (c)	13,262	12,068
PTS Acquisition Corp. term loan 7.08% 4/10/14 (c)	13,930	12,119
Renal Advantage, Inc. Tranche B, term loan 7.4663% 9/30/12 (c)	6,566	5,778
Skilled Healthcare Group, Inc. Tranche 1, term loan 5.2438% 6/15/12 (c)	3,900	3,627
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Sun Healthcare Group, Inc.:
Tranche B, term loan 6.1472% 4/19/14 (c)	$ 4,254	$ 3,914
Tranche DD, term loan 6.1169% 4/19/14 (c)	621	571
6.83% 4/19/13 (c)	966	888
Team Health, Inc. term loan 7.3475% 11/22/12 (c)	12,170	11,257
U.S. Oncology, Inc. Tranche B, term loan 7.3183% 8/20/11 (c)	4,406	4,164
Vanguard Health Holding Co. I term loan 5.5213% 9/23/11 (c)	3,692	3,396
VCA Antech, Inc. term loan 4.8125% 5/16/11 (c)	3,970	3,851
Vicar Operating, Inc. term loan 4.8125% 5/16/11 (c)	9,740	9,448
		370,079
Homebuilding/Real Estate - 1.0%
CB Richard Ellis Group, Inc. Tranche B, term loan 5.4588% 12/20/13 (c)	6,936	6,381
General Growth Properties, Inc. Tranche A1, term loan 5.7% 2/24/10 (c)	11,803	10,740
LandSource Communities Development LLC Tranche B 1LN, term loan 7.9071% 2/27/13 (c)	2,651	2,081
Realogy Corp.:
Tranche B, term loan 7.505% 10/10/13 (c)	4,701	3,948
8.24% 10/10/13 (c)	1,266	1,063
Tishman Speyer Properties term loan 6.17% 12/27/12 (c)	5,000	4,575
		28,788
Leisure - 0.7%
London Arena & Waterfront Finance LLC Tranche A, term loan 7.6325% 3/8/12 (c)	2,948	2,830
Six Flags, Inc. Tranche B, term loan 7.25% 4/30/15 (c)	5,970	5,075
Universal City Development Partners Ltd. term loan 6.4515% 6/9/11 (c)	14,741	14,428
		22,333
Metals/Mining - 1.4%
Aleris International, Inc. term loan 6.0025% 12/19/13 (c)	2,269	1,860
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 6.5925% 10/26/12 (c)	13,999	13,509
Compass Minerals Tranche B, term loan 6.2422% 12/22/12 (c)	9,010	8,604
Noranda Aluminium Acquisition Corp. Tranche B, term loan 6.91% 5/18/14 (c)	5,721	5,449
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Novelis Corp. term loan 6.83% 7/6/14 (c)	$ 9,950	$ 8,856
Oxbow Carbon LLC:
Tranche B, term loan 6.8351% 5/8/14 (c)	3,563	3,136
Tranche DD, term loan 6.83% 5/8/14 (c)	319	281
Stillwater Mining Co. term loan 5.8125% 7/30/10 (c)	2,107	2,065
		43,760
Paper - 3.9%
Boise Cascade Holdings LLC:
Tranche DD E, term loan 4.7813% 4/30/14 (c)	3,125	3,047
Tranche E, term loan 4.7813% 4/30/14 (c)	13,883	13,535
Georgia-Pacific Corp.:
term loan 6.8356% 12/29/13 (c)	14,850	13,551
Tranche B1, term loan 6.8657% 12/23/12 (c)	60,556	55,257
NewPage Corp. term loan 8.6875% 12/21/14 (c)	2,000	1,920
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 6.5% 11/1/10 (c)	6,384	6,256
Tranche B, term loan 7.0578% 11/1/11 (c)	6,266	6,203
Tranche C, term loan 7.0234% 11/1/11 (c)	9,300	9,207
Tranche C1, term loan 6.6875% 11/1/11 (c)	2,483	2,365
Verso Paper Holdings LLC Tranche B, term loan 6.58% 8/1/13 (c)	5,399	5,237
		116,578
Publishing/Printing - 3.8%
Cenveo Corp.:
term loan 6.66% 6/21/13 (c)	5,455	5,074
Tranche DD, term loan 6.66% 6/21/13 (c)	191	178
Dex Media East LLC Tranche B, term loan 6.58% 10/24/14 (c)	13,000	12,448
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.3057% 9/9/09 (c)	2,170	2,138
Tranche B, term loan 6.6016% 3/9/10 (c)	11,015	10,575
Tranche B1, term loan 6.3783% 3/10/10 (c)	9,142	8,777
Idearc, Inc. term loan 6.83% 11/17/14 (c)	23,643	21,042
MediMedia USA, Inc. Tranche B, term loan 7.171% 10/5/13 (c)	2,755	2,480
R.H. Donnelley Corp. Tranche D1, term loan 6.4309% 6/30/11 (c)	8,039	7,477
R.H. Donnelley Corp. Tranche D2, term loan 6.52% 6/30/11 (c)	24,435	22,725
The Reader's Digest Association, Inc. term loan 7.187% 3/2/14 (c)	12,515	10,513
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Tribune Co. term loan 7.3963% 5/17/09 (c)	$ 3,933	$ 3,599
Yell Group PLC Tranche B1, term loan 5.2713% 2/10/13 (c)	16,200	14,945
		121,971
Railroad - 0.6%
Kansas City Southern Railway Co.:
Tranche B, term loan 6.5878% 4/28/13 (c)	16,745	15,740
Tranche C, term loan 6.4487% 4/28/13 (c)	2,985	2,798
		18,538
Restaurants - 0.7%
Burger King Corp. Tranche B1, term loan 6.375% 6/30/12 (c)	10,018	9,817
Del Taco Tranche B, term loan 7.08% 3/29/13 (c)	2,918	2,597
OSI Restaurant Partners, Inc.:
term loan 5.5625% 6/14/14 (c)	10,976	9,028
7.1275% 6/14/13 (c)	837	688
		22,130
Services - 3.3%
ARAMARK Corp.:
term loan 6.83% 1/26/14 (c)	50,073	45,065
6.83% 1/26/14 (c)	3,166	2,850
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.1415% 2/7/14 (c)	4,754	4,504
Hertz Corp.:
Credit-Linked Deposit 6.66% 12/21/12 (c)	378	359
Tranche B, term loan 6.8943% 12/21/12 (c)	2,094	1,989
Iron Mountain, Inc. term loan 6.5938% 4/16/14 (c)	9,950	9,751
RSC Equipment Rental term loan 6.405% 11/30/12 (c)	2,963	2,874
The Geo Group, Inc. term loan 4.7924% 1/24/14 (c)	1,757	1,744
Thomson Learning, Inc. term loan 6.205% 7/5/14 (c)	19,930	17,937
United Rentals, Inc.:
term loan 6.09% 2/14/11 (c)	1,229	1,180
Tranche B, Credit-Linked Deposit 6.85% 2/14/11 (c)	340	327
URS Corp. Tranche B, term loan 7.5925% 5/15/13 (c)	2,478	2,466
West Corp. term loan 5.8541% 10/24/13 (c)	9,002	7,899
		98,945
Specialty Retailing - 0.5%
Claire's Stores, Inc. term loan 6.472% 5/29/14 (c)	4,953	3,962
Michaels Stores, Inc. term loan 7.5826% 10/31/13 (c)	12,877	10,945
		14,907
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 1.4%
Buhrmann US, Inc. Tranche D1, term loan 7.3416% 12/31/10 (c)	$ 3,685	$ 3,593
Gold Toe Investment Corp. Tranche 1LN, term loan 6.01% 10/30/13 (c)	5,940	5,376
J. Crew Group, Inc. term loan 5.7488% 5/15/13 (c)	4,258	3,960
Neiman Marcus Group, Inc. term loan 6.686% 4/6/13 (c)	5,743	5,269
PETCO Animal Supplies, Inc. term loan 6.2828% 10/26/13 (c)	11,835	10,889
The Pep Boys - Manny, Moe & Jack term loan 7.08% 10/27/13 (c)	1,788	1,717
Toys 'R' US, Inc. term loan 7.6313% 12/9/08 (c)	14,000	12,950
		43,754
Technology - 4.0%
Affiliated Computer Services, Inc.:
term loan 5.285% 3/20/13 (c)	13,063	12,312
Tranche B2, term loan 5.8463% 3/20/13 (c)	8,855	8,346
AMI Semiconductor, Inc. term loan 6.83% 4/1/12 (c)	1,469	1,454
First Data Corp.:
Tranch B3, term loan 7.63% 9/24/14 (c)	2,993	2,678
Tranche B2, term loan 7.63% 9/24/14 (c)	6,638	5,941
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (c)	3,874	3,564
Tranche B-A1, term loan 7.455% 10/1/14 (c)	1,113	1,024
Tranche B-B, term loan 7.455% 10/1/12 (c)	4,988	4,613
Freescale Semiconductor, Inc. term loan 6.3813% 12/1/13 (c)	21,630	18,278
Global Tel*Link Corp.:
term loan 8.33% 2/14/13 (c)	1,526	1,465
8.33% 2/14/13 (c)	435	417
IPC Systems, Inc. Tranche B1 1LN, term loan 7.0925% 5/31/14 (c)	1,995	1,576
Itron, Inc. term loan 6.0508% 4/18/14 (c)	2,377	2,211
Kronos, Inc.:
Tranche 1LN, term loan 7.08% 6/11/14 (c)	4,934	4,342
Tranche 2LN, term loan 10.58% 6/11/15 (c)	4,000	3,200
Metavante Technologies, Inc. Tranche B, term loan 6.66% 11/1/14 (c)	1,000	950
ON Semiconductor Corp. term loan 6.58% 9/6/13 (c)	4,685	4,404
Open Text Corp. term loan 5.5213% 10/2/13 (c)	4,546	4,427
Serena Software, Inc. term loan 7.175% 3/10/13 (c)	2,945	2,724
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
SunGard Data Systems, Inc. term loan 6.8975% 2/28/14 (c)	$ 36,066	$ 32,820
Verifone, Inc. Tranche B, term loan 5.2501% 10/31/13 (c)	4,230	4,061
		120,807
Telecommunications - 5.8%
Centennial Cellular Operating Co. LLC term loan 6.848% 2/9/11 (c)	18,835	17,893
Cincinnati Bell, Inc. Tranche B, term loan 6.2925% 8/31/12 (c)	6,858	6,480
Crown Castle International Corp. Tranche B, term loan 6.33% 3/6/14 (c)	9,920	8,829
Digicel International Finance Ltd. term loan 7.375% 3/30/12 (c)	14,000	12,740
Intelsat Bermuda Ltd. term loan 7.1313% 1/12/14 (c)	19,000	18,525
Intelsat Ltd. Tranche B, term loan 6.35% 7/3/13 (c)	29,296	26,806
Leap Wireless International, Inc. Tranche B, term loan 7.83% 6/16/13 (c)	8,887	8,532
Level 3 Communications, Inc. term loan 6.6105% 3/13/14 (c)	17,000	15,343
MetroPCS Wireless, Inc. Tranche B, term loan 7.1646% 11/3/13 (c)	2,818	2,606
NTELOS, Inc. Tranche B1, term loan 5.53% 8/24/11 (c)	3,739	3,533
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,138
Time Warner Telecom, Inc. Tranche B, term loan 5.28% 1/7/13 (c)	3,950	3,753
Triton PCS, Inc. term loan 6.53% 11/18/09 (c)	7,709	7,632
Wind Telecomunicazioni SpA:
Tranche B, term loan 7.5694% 9/21/13 (c)	6,500	6,273
Tranche C, term loan 8.3194% 9/21/14 (c)	6,500	6,273
Windstream Corp. Tranche B1, term loan 5.5% 7/17/13 (c)	19,453	18,577
		174,933
Textiles & Apparel - 0.8%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.9977% 9/5/13 (c)	12,440	11,881
Levi Strauss & Co. term loan 7.5681% 4/4/14 (c)	3,000	2,340
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - continued
Warnaco Group, Inc. term loan 6.4678% 1/31/13 (c)	$ 4,155	$ 3,948
William Carter Co. term loan 4.7514% 6/29/12 (c)	6,831	6,421
		24,590
TOTAL FLOATING RATE LOANS (Cost $2,856,343)		2,628,479
Nonconvertible Bonds - 2.9%

Automotive - 0.3%
Ford Motor Credit Co. LLC 7.1269% 1/13/12 (c)	8,620	7,241
The Goodyear Tire & Rubber Co. 8.6625% 12/1/09 (c)	2,000	2,000
		9,241
Broadcasting - 0.1%
Radio One, Inc. 8.875% 7/1/11	4,000	3,560
Building Materials - 0.1%
General Cable Corp. 7.0556% 4/1/15 (c)	3,000	2,700
Cable TV - 0.1%
CSC Holdings, Inc. 7.25% 7/15/08	2,000	2,000
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,012
		4,012
Capital Goods - 0.1%
Esco Corp. 8.8656% 12/15/13 (b)(c)	2,000	1,820
Chemicals - 0.0%
Georgia Gulf Corp. 9.5% 10/15/14	1,360	1,061
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	3,000	3,000
Electric Utilities - 0.6%
Energy Future Holdings 10.875% 11/1/17 (b)	10,000	9,950
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,753
		18,703
Gaming - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,891
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 8.3944% 4/1/15 (c)	$ 8,000	$ 7,760
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (b)(c)	2,000	1,490
		9,250
Technology - 0.4%
Freescale Semiconductor, Inc. 8.8656% 12/15/14 (c)	8,000	5,840
NXP BV 7.0075% 10/15/13 (c)	7,000	5,828
		11,668
Telecommunications - 0.7%
Centennial Communications Corp. 10.58% 1/1/13 (c)	2,000	1,940
Intelsat Ltd. 10.8288% 6/15/13 (c)	2,000	2,060
IPCS, Inc. 7.0363% 5/1/13 (c)	3,000	2,745
Level 3 Financing, Inc. 9.15% 2/15/15 (c)	4,000	3,000
Qwest Corp. 8.2406% 6/15/13 (c)	1,976	1,934
Rural Cellular Corp.:
8.1238% 6/1/13 (c)	3,000	3,045
8.25% 3/15/12	6,000	6,225
		20,949
TOTAL NONCONVERTIBLE BONDS (Cost $97,301)		88,855
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 3.79% (a)	179,439,366	179,439
Fidelity Money Market Central Fund, 4.74% (a)	291,875	292
TOTAL MONEY MARKET FUNDS (Cost $179,731)		179,731
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $3,133,375)		2,897,065
NET OTHER ASSETS - 4.0%		122,245
NET ASSETS - 100%		$ 3,019,310
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,260,000 or 0.4% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $8,623,000 and $7,694,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,695
Fidelity Money Market Central Fund	4
Total	$ 3,699
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,133,659,000. Net unrealized depreciation aggregated $236,594,000, of which $312,000 related to appreciated investment securities and $236,906,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Floating Rate
High Income Fund

(A Class of Fidelity® Advisor
Floating Rate High Income Fund)

Janaury 31, 2008

1.813257.103

FHI-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (d) - 87.1%
	Principal Amount (000s)	Value (000s)
Aerospace - 1.3%
BE Aerospace, Inc. term loan B 6.7267% 8/24/12 (c)	$ 5,935	$ 5,876
Mid-Western Aircraft Systems, Inc. Tranche B, term loan 5.6763% 12/31/11 (c)	11,827	11,502
TransDigm, Inc. term loan 6.8575% 6/23/13 (c)	17,340	16,300
Wesco Aircraft Hardware Corp. Tranche 1LN, term loan 7.08% 9/29/13 (c)	7,576	7,083
		40,761
Air Transportation - 0.1%
Delta Air Lines, Inc. Tranche 1LN, Revolving Credit-Linked Deposit 6.8291% 4/30/12 (c)	4,000	3,540
Automotive - 2.3%
AM General LLC:
Tranche B, term loan 7.6358% 9/30/13 (c)	2,710	2,466
7.4113% 9/30/12 (c)	97	88
Ford Motor Co. term loan 8% 12/15/13 (c)	8,798	7,676
General Motors Corp. term loan 7.0556% 11/29/13 (c)	3,113	2,794
Navistar International Corp.:
term loan 6.5013% 1/19/12 (c)	6,600	5,808
Credit-Linked Deposit 6.8812% 1/19/12 (c)	2,381	2,096
Oshkosh Truck Co. Tranche B, term loan 6.9% 12/6/13 (c)	14,668	13,494
Rexnord Corp. Tranche B, term loan 6.4274% 7/19/13 (c)	1,989	1,924
Tenneco, Inc. Credit-Linked Deposit 4.7413% 3/16/14 (c)	6,000	5,610
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 6.43% 4/30/14 (c)	25,000	21,750
TRW Automotive Holdings Corp. Tranche B1, term loan 6.6875% 2/9/14 (c)	2,975	2,886
Visteon Corp. term loan 7.2% 6/13/13 (c)	4,000	3,320
		69,912
Broadcasting - 3.8%
Citadel Broadcasting Corp. Tranche B, term loan 5.7027% 6/12/14 (c)	25,000	20,750
Entravision Communication Corp. term loan 6.23% 3/29/13 (c)	5,760	5,184
Nexstar Broadcasting, Inc. Tranche B, term loan 6.58% 10/1/12 (c)	17,746	15,971
Paxson Communications Corp. term loan 8.4925% 1/15/12 (c)	6,000	5,370
Raycom Media, Inc. Tranche B, term loan 4.8125% 6/25/14 (c)	6,430	5,851
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Broadcasting - continued
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4945% 9/29/14 (c)	$ 53,154	$ 43,786
Tranche DD 1LN, term loan 9/29/14 (e)	1,846	1,520
VNU, Inc. term loan 6.9642% 8/9/13 (c)	18,544	16,759
		115,191
Building Materials - 0.1%
Goodman Global Holdings, Inc. Tranche C, term loan 6.5881% 12/23/11 (c)	837	828
Nortek Holdings, Inc. Tranche B, term loan 5.5344% 8/27/11 (c)	2,692	2,369
		3,197
Cable TV - 10.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.26% 3/6/14 (c)	90,000	77,850
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (c)	91,377	83,610
DIRECTV Holdings LLC Tranche B, term loan 4.7813% 4/13/13 (c)	33,806	32,791
Discovery Communications, Inc. term loan 6.83% 5/14/14 (c)	24,974	23,476
Insight Midwest Holdings LLC Tranche B, term loan 6.48% 4/6/14 (c)	6,750	6,176
Mediacom Broadband LLC/Mediacom Broadband Corp. Tranche D1, term loan 5.4625% 1/31/15 (c)	3,891	3,405
NTL Cable PLC Tranche B, term loan 6.055% 1/10/13 (c)	18,524	17,320
PanAmSat Corp. Tranche B2, term loan 6.6% 1/3/14 (c)	29,625	26,144
San Juan Cable, Inc. Tranche 1, term loan 6.9788% 10/31/12 (c)	4,767	4,100
UPC Broadband Holding BV Tranche N1, term loan 6.3813% 12/31/14 (c)	29,008	26,180
		301,052
Capital Goods - 3.6%
Amsted Industries, Inc.:
term loan 6.3827% 4/5/13 (c)	4,751	4,513
Tranche DD, term loan 6.3564% 4/5/13 (c)	3,088	2,933
Ashtead Group PLC term loan 6.6875% 8/31/11 (c)	4,950	4,653
Baldor Electric Co. term loan 5.0625% 1/31/14 (c)	6,764	6,476
Bucyrus International, Inc. Tranche B, term loan 6.4258% 5/4/14 (c)	10,318	9,802
Chart Industries, Inc. Tranche B, term loan 7.1484% 10/17/12 (c)	2,806	2,637
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Capital Goods - continued
Dresser, Inc. Tranche B 1LN, term loan 7.4093% 5/4/14 (c)	$ 16,568	$ 14,580
EnergySolutions, Inc.:
Credit-Linked Deposit 6.2394% 6/7/13 (c)	189	173
term loan 7.0988% 6/7/13 (c)	4,581	4,192
Flowserve Corp. term loan 6.4031% 8/10/12 (c)	28,574	27,217
Hexcel Corp. Tranche B, term loan 6.553% 3/1/12 (c)	2,390	2,319
Invensys International Holding Ltd.:
term loan 6.8975% 12/15/10 (c)	1,920	1,882
Tranche B, term loan 6.6038% 1/15/11 (c)	2,080	2,038
Polypore, Inc. Tranche B, term loan 5.52% 7/3/14 (c)	3,980	3,840
Rexnord Corp. Tranche B A0, term loan 7.4006% 7/19/13 (c)	4,938	4,740
Sensus Metering Systems, Inc. Tranche B term loan 7.1598% 12/17/10 (c)	1,792	1,702
Terex Corp. term loan 6.58% 7/14/13 (c)	13,800	13,662
		107,359
Chemicals - 4.1%
Celanese Holding LLC:
Revolving Credit-Linked Deposit 6.35% 4/2/13 (c)	5,526	5,340
term loan 6.4788% 4/2/14 (c)	36,799	33,763
Georgia Gulf Corp. term loan 7.0538% 10/3/13 (c)	2,515	2,226
Hercules, Inc. Tranche B, term loan 5.5225% 10/8/10 (c)	3,594	3,558
Huntsman International LLC Tranche B, term loan 5.035% 8/16/12 (c)	18,527	17,416
INEOS US Finance:
Tranche B, term loan 7.3573% 1/31/13 (c)	4,729	4,563
Tranche C, term loan 7.8573% 1/31/14 (c)	4,729	4,563
Innophos, Inc. Tranche B, term loan 7.08% 8/13/10 (c)	2,570	2,442
MacDermid, Inc. Tranche B, term loan 6.83% 4/12/14 (c)	4,360	3,924
Millennium America/Millennium Inorganic Chemicals Ltd. Tranche 1LN, term loan 7.08% 5/15/14 (c)	1,970	1,694
Momentive Performance Materials, Inc. Tranche B1, term loan 7.125% 12/4/13 (c)	11,850	10,487
Nalco Co. Tranche B, term loan 6.7777% 11/4/10 (c)	23,152	22,342
Rockwood Specialties Group, Inc. Tranche E, term loan 4.7438% 7/30/12 (c)	13,274	12,478
		124,796
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Consumer Products - 0.8%
Central Garden & Pet Co. Tranche B, term loan 5.8665% 9/12/12 (c)	$ 2,923	$ 2,513
Jarden Corp.:
term loan 6.58% 1/24/12 (c)	5,017	4,616
Tranche B2, term loan 6.58% 1/24/12 (c)	2,626	2,389
Jostens IH Corp. Tranche C, term loan 6.7175% 10/4/11 (c)	5,366	5,259
Sealy Mattress Co. Tranche E, term loan 6.3594% 8/25/12 (c)	4,875	4,777
Weight Watchers International, Inc. Tranche B, term loan 6.375% 1/26/14 (c)	3,920	3,763
		23,317
Containers - 2.2%
Bluegrass Container Co. LLC Tranche 1, term loan 6.9253% 6/30/13 (c)	9,739	9,301
BWAY Corp. Tranche B, term loan 6.875% 7/17/13 (c)	2,098	2,025
Crown Holdings, Inc.:
term loan B 6.6188% 11/15/12 (c)	15,190	14,582
Tranche B, term loan 6.6188% 11/15/12 (c)	9,599	9,215
Owens-Brockway Glass Container, Inc. Tranche B, term loan 5.8194% 6/14/13 (c)	27,122	25,766
Solo Cup Co. Tranche B1, term loan 8.4489% 2/27/11 (c)	5,847	5,613
		66,502
Diversified Financial Services - 0.6%
AlixPartners LLP Tranche B, term loan 6.38% 10/12/13 (c)	1,500	1,425
Ameritrade Holding Corp. Tranche B, term loan 4.77% 1/23/13 (c)	6,753	6,432
Cognis GmbH Tranche B, term loan 6.948% 9/15/13 (c)	1,000	870
Nuveen Investments, Inc. term loan 7.2896% 11/13/14 (c)	9,000	8,550
		17,277
Diversified Media - 0.7%
Lamar Media Corp. Tranche F, term loan 4.8125% 3/31/14 (c)	7,650	7,382
LBI Media, Inc. Tranche B, term loan 4.7713% 3/31/12 (c)	2,260	2,034
Quebecor Media, Inc. Tranche B, term loan 6.2575% 1/17/13 (c)	2,900	2,683
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Diversified Media - continued
Thomson Media, Inc. Tranche B1, term loan 7.08% 11/8/11 (c)	$ 981	$ 883
		12,982
Electric Utilities - 5.9%
AES Corp. term loan 7.125% 8/10/11 (c)	10,071	9,467
Calpine Corp. Tranche D, term loan 7.08% 3/29/09 (c)	4,415	3,852
Covanta Energy Corp.:
term loan 6.5746% 2/9/14 (c)	5,982	5,623
6.0025% 2/9/14 (c)	2,967	2,789
Dynegy Holdings, Inc.:
Revolving Credit-Linked Deposit 4.7606% 4/2/13 (c)	15,319	13,557
Tranche B, term loan 6.04% 4/2/13 (c)	2,674	2,367
Dynegy Holdings, Inc. 4.7606% 4/2/13 (c)	14,000	12,390
Energy Investors Funds term loan 6.9425% 4/11/14 (c)	4,975	4,527
LS Power Acquisition Corp. Tranche 2LN, term loan 8.58% 11/1/14 (c)	2,905	2,846
MACH Gen LLC:
term loan 7% 2/22/14 (c)	1,778	1,582
6.83% 2/22/13 (c)	186	165
Mirant North America LLC term loan 5.0213% 1/3/13 (c)	21,835	20,525
NRG Energy, Inc.:
term loan 6.58% 2/1/13 (c)	36,910	33,588
6.48% 2/1/13 (c)	21,976	19,999
NSG Holdings LLC:
term loan 6.56% 6/15/14 (c)	5,406	4,811
6.56% 6/15/14 (c)	714	636
Reliant Energy, Inc. 6.2613% 6/30/14 (c)	12,150	11,603
Texas Competitive Electric Holdings Co. LLC:
Tranche B2, term loan 8.3963% 10/10/14 (c)	19,948	18,252
Tranche B3, term loan 8.3963% 10/10/14 (c)	9,975	9,127
		177,706
Energy - 2.8%
Alon USA, Inc. term loan 5.5213% 6/22/13 (c)	3,940	3,625
Ashmore Energy International:
Revolving Credit-Linked Deposit 7.93% 3/30/12 (c)	348	317
term loan 7.83% 3/30/14 (c)	2,595	2,362
Citgo Petroleum Corp. Tranche B, term loan 4.8638% 11/15/12 (c)	11,704	11,118
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Coffeyville Resources LLC:
Credit-Linked Deposit 7.9788% 12/28/10 (c)	$ 486	$ 457
Tranche D, term loan 7.9818% 12/28/13 (c)	1,583	1,488
Compagnie Generale de Geophysique SA term loan 5.2713% 1/12/14 (c)	6,911	6,773
Energy Transfer Equity LP term loan 6.6475% 11/1/12 (c)	4,000	3,760
Kinder Morgan, Inc. Tranche B, term loan 4.78% 5/30/14 (c)	8,557	8,407
MEG Energy Corp.:
term loan 6.83% 4/3/13 (c)	2,456	2,297
Tranche DD, term loan 6.73% 4/3/13 (c)(e)	2,499	2,299
Nebraska Energy, Inc.:
Tranche B 1LN, term loan 7.43% 11/1/13 (c)	4,589	4,130
Tranche B, Credit-Linked Deposit 7.375% 11/1/13 (c)	564	508
Petroleum Geo-Services ASA term loan 6.58% 6/29/15 (c)	4,975	4,602
SandRidge Energy, Inc. term loan 8.3538% 4/1/14 (c)	8,000	7,600
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 6.83% 10/31/12 (c)	2,505	2,380
term loan 6.9031% 10/31/12 (c)	4,465	4,241
Vulcan/Plains Resources, Inc. term loan 6.3794% 8/12/11 (c)	2,884	2,696
Western Refining, Inc. term loan 4.9938% 5/30/14 (c)	16,427	14,867
		83,927
Entertainment/Film - 1.7%
AMC Entertainment, Inc. term loan 5.035% 1/26/13 (c)	2,315	2,107
Cinemark USA, Inc. term loan 6.5054% 10/5/13 (c)	12,771	11,111
MGM Holdings II, Inc. Tranche B, term loan 8.1075% 4/8/12 (c)	8,179	7,034
National CineMedia LLC term loan 6.87% 2/13/15 (c)	14,000	12,600
Regal Cinemas Corp. term loan 6.33% 10/27/13 (c)	14,041	12,848
Zuffa LLC term loan 6.9375% 6/19/15 (c)	5,970	4,776
		50,476
Environmental - 1.3%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.1% 3/28/14 (c)	15,342	14,114
term loan 5.8875% 3/28/14 (c)	25,517	23,476
Synagro Technologies, Inc. Tranche 1LN, term loan 6.8894% 3/30/14 (c)	468	412
		38,002
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Food and Drug Retail - 1.4%
GNC Corp. term loan 7.0352% 9/16/13 (c)	$ 6,948	$ 5,766
Rite Aid Corp. Tranche ABL, term loan 5.7238% 6/4/14 (c)	24,000	21,540
SUPERVALU, Inc. Tranche B, term loan 6.3963% 6/2/12 (c)	15,691	15,299
		42,605
Food/Beverage/Tobacco - 2.1%
Constellation Brands, Inc. Tranche B, term loan 6.5964% 6/5/13 (c)	30,032	28,831
Dean Foods Co. Tranche B, term loan 6.58% 4/2/14 (c)	16,850	15,502
Del Monte Corp. Tranche B, term loan 4.8557% 2/8/12 (c)	12,155	11,942
Herbalife International, Inc. term loan 4.78% 7/21/13 (c)	3,709	3,635
Michael Foods, Inc. Tranche B, term loan 6.5285% 11/21/10 (c)	1,809	1,763
Reddy Ice Group, Inc. term loan 6.1269% 8/12/12 (c)	2,000	1,920
		63,593
Gaming - 2.1%
Alliance Gaming Corp. term loan 7.3638% 9/5/09 (c)	3,444	3,392
Ameristar Casinos, Inc. term loan 7.4275% 11/10/12 (c)	5,929	5,751
Choctaw Resort Development Enterprise term loan 6.4675% 11/4/11 (c)	1,857	1,811
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 6.9923% 2/16/14 (c)	3,767	3,315
Greenwood Racing, Inc. term loan 5.53% 11/28/11 (c)	2,970	2,718
Harrah's Entertainment, Inc. Tranche B3, term loan 6.2438% 1/28/15 (c)	2,000	1,820
Penn National Gaming, Inc. Tranche B, term loan 5.6614% 10/31/12 (c)	14,173	13,854
Seminole Tribe of Florida:
Tranche B1, term loan 6.3366% 3/5/14 (c)	621	595
Tranche B2, term loan 6.6875% 3/5/14 (c)	2,118	2,031
Tranche B3, term loan 5.5625% 3/5/14 (c)	2,166	2,077
Town Sports International LLC term loan 6.9375% 2/27/14 (c)	3,960	3,544
Tropicana Entertainment term loan 5.5213% 7/3/08 (c)	6,700	6,432
Venetian Macau Ltd. Tranche B, term loan:
7.08% 5/26/12 (c)	779	709
7.08% 5/26/13 (c)	3,881	3,531
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Gaming - continued
Venetian Macau US Finance, Inc. Tranche B, term loan 7.08% 5/25/13 (c)	$ 4,000	$ 3,640
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. term loan B 6.145% 8/15/13 (c)	9,180	8,951
		64,171
Healthcare - 12.3%
Advanced Medical Optics, Inc. term loan 6.7666% 4/2/14 (c)	2,521	2,294
AMR HoldCo, Inc./EmCare HoldCo, Inc. term loan 7.1299% 2/7/12 (c)	9,940	9,493
Bausch & Lomb, Inc. term loan:
6.5106% 4/26/15 (c)(e)	2,400	2,280
8.08% 4/26/15 (c)	9,600	9,120
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (c)	65,597	58,710
Tranche DD, term loan 7/25/14 (e)	3,299	2,953
Concentra Operating Corp. Tranche B 1LN, term loan 7.08% 6/25/14 (c)	3,975	3,419
DaVita, Inc. Tranche B1, term loan 5.568% 10/5/12 (c)	38,257	35,866
Fresenius Medical Care Holdings, Inc. Tranche B, term loan 6.2468% 3/31/12 (c)	24,989	23,677
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (c)	107,845	99,213
Health Management Associates, Inc. Tranche B, term loan 6.5594% 2/28/14 (c)	15,624	13,593
HealthSouth Corp. term loan 6.9145% 3/10/13 (c)	5,000	4,650
Hologic, Inc. Tranche B1, term loan 7.5% 3/31/13 (c)	925	916
IASIS Healthcare Corp.:
term loan 5.2478% 3/15/14 (c)	5,940	5,375
Tranche DD, term loan 7.1506% 3/15/14 (c)(e)	2,047	1,853
6.97% 3/15/14 (c)	546	494
Inverness Medical Innovations, Inc. Tranche 1LN, term loan 6.8429% 6/26/14 (c)	12,020	10,818
LifePoint Hospitals, Inc. Tranche B, term loan 6.715% 4/15/12 (c)	12,368	11,317
National Renal Institutes, Inc. term loan 7.125% 3/31/13 (c)	3,241	2,957
Psychiatric Solutions, Inc. term loan 6.1765% 7/1/12 (c)	13,262	12,068
PTS Acquisition Corp. term loan 7.08% 4/10/14 (c)	13,930	12,119
Renal Advantage, Inc. Tranche B, term loan 7.4663% 9/30/12 (c)	6,566	5,778
Skilled Healthcare Group, Inc. Tranche 1, term loan 5.2438% 6/15/12 (c)	3,900	3,627
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Sun Healthcare Group, Inc.:
Tranche B, term loan 6.1472% 4/19/14 (c)	$ 4,254	$ 3,914
Tranche DD, term loan 6.1169% 4/19/14 (c)	621	571
6.83% 4/19/13 (c)	966	888
Team Health, Inc. term loan 7.3475% 11/22/12 (c)	12,170	11,257
U.S. Oncology, Inc. Tranche B, term loan 7.3183% 8/20/11 (c)	4,406	4,164
Vanguard Health Holding Co. I term loan 5.5213% 9/23/11 (c)	3,692	3,396
VCA Antech, Inc. term loan 4.8125% 5/16/11 (c)	3,970	3,851
Vicar Operating, Inc. term loan 4.8125% 5/16/11 (c)	9,740	9,448
		370,079
Homebuilding/Real Estate - 1.0%
CB Richard Ellis Group, Inc. Tranche B, term loan 5.4588% 12/20/13 (c)	6,936	6,381
General Growth Properties, Inc. Tranche A1, term loan 5.7% 2/24/10 (c)	11,803	10,740
LandSource Communities Development LLC Tranche B 1LN, term loan 7.9071% 2/27/13 (c)	2,651	2,081
Realogy Corp.:
Tranche B, term loan 7.505% 10/10/13 (c)	4,701	3,948
8.24% 10/10/13 (c)	1,266	1,063
Tishman Speyer Properties term loan 6.17% 12/27/12 (c)	5,000	4,575
		28,788
Leisure - 0.7%
London Arena & Waterfront Finance LLC Tranche A, term loan 7.6325% 3/8/12 (c)	2,948	2,830
Six Flags, Inc. Tranche B, term loan 7.25% 4/30/15 (c)	5,970	5,075
Universal City Development Partners Ltd. term loan 6.4515% 6/9/11 (c)	14,741	14,428
		22,333
Metals/Mining - 1.4%
Aleris International, Inc. term loan 6.0025% 12/19/13 (c)	2,269	1,860
Alpha National Resources LLC/Alpha National Resources Capital Corp. Tranche B, term loan 6.5925% 10/26/12 (c)	13,999	13,509
Compass Minerals Tranche B, term loan 6.2422% 12/22/12 (c)	9,010	8,604
Noranda Aluminium Acquisition Corp. Tranche B, term loan 6.91% 5/18/14 (c)	5,721	5,449
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Novelis Corp. term loan 6.83% 7/6/14 (c)	$ 9,950	$ 8,856
Oxbow Carbon LLC:
Tranche B, term loan 6.8351% 5/8/14 (c)	3,563	3,136
Tranche DD, term loan 6.83% 5/8/14 (c)	319	281
Stillwater Mining Co. term loan 5.8125% 7/30/10 (c)	2,107	2,065
		43,760
Paper - 3.9%
Boise Cascade Holdings LLC:
Tranche DD E, term loan 4.7813% 4/30/14 (c)	3,125	3,047
Tranche E, term loan 4.7813% 4/30/14 (c)	13,883	13,535
Georgia-Pacific Corp.:
term loan 6.8356% 12/29/13 (c)	14,850	13,551
Tranche B1, term loan 6.8657% 12/23/12 (c)	60,556	55,257
NewPage Corp. term loan 8.6875% 12/21/14 (c)	2,000	1,920
Smurfit-Stone Container Enterprises, Inc.:
Credit-Linked Deposit 6.5% 11/1/10 (c)	6,384	6,256
Tranche B, term loan 7.0578% 11/1/11 (c)	6,266	6,203
Tranche C, term loan 7.0234% 11/1/11 (c)	9,300	9,207
Tranche C1, term loan 6.6875% 11/1/11 (c)	2,483	2,365
Verso Paper Holdings LLC Tranche B, term loan 6.58% 8/1/13 (c)	5,399	5,237
		116,578
Publishing/Printing - 3.8%
Cenveo Corp.:
term loan 6.66% 6/21/13 (c)	5,455	5,074
Tranche DD, term loan 6.66% 6/21/13 (c)	191	178
Dex Media East LLC Tranche B, term loan 6.58% 10/24/14 (c)	13,000	12,448
Dex Media West LLC/Dex Media West Finance Co.:
Tranche A, term loan 6.3057% 9/9/09 (c)	2,170	2,138
Tranche B, term loan 6.6016% 3/9/10 (c)	11,015	10,575
Tranche B1, term loan 6.3783% 3/10/10 (c)	9,142	8,777
Idearc, Inc. term loan 6.83% 11/17/14 (c)	23,643	21,042
MediMedia USA, Inc. Tranche B, term loan 7.171% 10/5/13 (c)	2,755	2,480
R.H. Donnelley Corp. Tranche D1, term loan 6.4309% 6/30/11 (c)	8,039	7,477
R.H. Donnelley Corp. Tranche D2, term loan 6.52% 6/30/11 (c)	24,435	22,725
The Reader's Digest Association, Inc. term loan 7.187% 3/2/14 (c)	12,515	10,513
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Publishing/Printing - continued
Tribune Co. term loan 7.3963% 5/17/09 (c)	$ 3,933	$ 3,599
Yell Group PLC Tranche B1, term loan 5.2713% 2/10/13 (c)	16,200	14,945
		121,971
Railroad - 0.6%
Kansas City Southern Railway Co.:
Tranche B, term loan 6.5878% 4/28/13 (c)	16,745	15,740
Tranche C, term loan 6.4487% 4/28/13 (c)	2,985	2,798
		18,538
Restaurants - 0.7%
Burger King Corp. Tranche B1, term loan 6.375% 6/30/12 (c)	10,018	9,817
Del Taco Tranche B, term loan 7.08% 3/29/13 (c)	2,918	2,597
OSI Restaurant Partners, Inc.:
term loan 5.5625% 6/14/14 (c)	10,976	9,028
7.1275% 6/14/13 (c)	837	688
		22,130
Services - 3.3%
ARAMARK Corp.:
term loan 6.83% 1/26/14 (c)	50,073	45,065
6.83% 1/26/14 (c)	3,166	2,850
Brand Energy & Infrastructure Services, Inc. Tranche B 1LN, term loan 7.1415% 2/7/14 (c)	4,754	4,504
Hertz Corp.:
Credit-Linked Deposit 6.66% 12/21/12 (c)	378	359
Tranche B, term loan 6.8943% 12/21/12 (c)	2,094	1,989
Iron Mountain, Inc. term loan 6.5938% 4/16/14 (c)	9,950	9,751
RSC Equipment Rental term loan 6.405% 11/30/12 (c)	2,963	2,874
The Geo Group, Inc. term loan 4.7924% 1/24/14 (c)	1,757	1,744
Thomson Learning, Inc. term loan 6.205% 7/5/14 (c)	19,930	17,937
United Rentals, Inc.:
term loan 6.09% 2/14/11 (c)	1,229	1,180
Tranche B, Credit-Linked Deposit 6.85% 2/14/11 (c)	340	327
URS Corp. Tranche B, term loan 7.5925% 5/15/13 (c)	2,478	2,466
West Corp. term loan 5.8541% 10/24/13 (c)	9,002	7,899
		98,945
Specialty Retailing - 0.5%
Claire's Stores, Inc. term loan 6.472% 5/29/14 (c)	4,953	3,962
Michaels Stores, Inc. term loan 7.5826% 10/31/13 (c)	12,877	10,945
		14,907
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Super Retail - 1.4%
Buhrmann US, Inc. Tranche D1, term loan 7.3416% 12/31/10 (c)	$ 3,685	$ 3,593
Gold Toe Investment Corp. Tranche 1LN, term loan 6.01% 10/30/13 (c)	5,940	5,376
J. Crew Group, Inc. term loan 5.7488% 5/15/13 (c)	4,258	3,960
Neiman Marcus Group, Inc. term loan 6.686% 4/6/13 (c)	5,743	5,269
PETCO Animal Supplies, Inc. term loan 6.2828% 10/26/13 (c)	11,835	10,889
The Pep Boys - Manny, Moe & Jack term loan 7.08% 10/27/13 (c)	1,788	1,717
Toys 'R' US, Inc. term loan 7.6313% 12/9/08 (c)	14,000	12,950
		43,754
Technology - 4.0%
Affiliated Computer Services, Inc.:
term loan 5.285% 3/20/13 (c)	13,063	12,312
Tranche B2, term loan 5.8463% 3/20/13 (c)	8,855	8,346
AMI Semiconductor, Inc. term loan 6.83% 4/1/12 (c)	1,469	1,454
First Data Corp.:
Tranch B3, term loan 7.63% 9/24/14 (c)	2,993	2,678
Tranche B2, term loan 7.63% 9/24/14 (c)	6,638	5,941
Flextronics International Ltd.:
Tranche B-A, term loan 7.3944% 10/1/14 (c)	3,874	3,564
Tranche B-A1, term loan 7.455% 10/1/14 (c)	1,113	1,024
Tranche B-B, term loan 7.455% 10/1/12 (c)	4,988	4,613
Freescale Semiconductor, Inc. term loan 6.3813% 12/1/13 (c)	21,630	18,278
Global Tel*Link Corp.:
term loan 8.33% 2/14/13 (c)	1,526	1,465
8.33% 2/14/13 (c)	435	417
IPC Systems, Inc. Tranche B1 1LN, term loan 7.0925% 5/31/14 (c)	1,995	1,576
Itron, Inc. term loan 6.0508% 4/18/14 (c)	2,377	2,211
Kronos, Inc.:
Tranche 1LN, term loan 7.08% 6/11/14 (c)	4,934	4,342
Tranche 2LN, term loan 10.58% 6/11/15 (c)	4,000	3,200
Metavante Technologies, Inc. Tranche B, term loan 6.66% 11/1/14 (c)	1,000	950
ON Semiconductor Corp. term loan 6.58% 9/6/13 (c)	4,685	4,404
Open Text Corp. term loan 5.5213% 10/2/13 (c)	4,546	4,427
Serena Software, Inc. term loan 7.175% 3/10/13 (c)	2,945	2,724
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
SunGard Data Systems, Inc. term loan 6.8975% 2/28/14 (c)	$ 36,066	$ 32,820
Verifone, Inc. Tranche B, term loan 5.2501% 10/31/13 (c)	4,230	4,061
		120,807
Telecommunications - 5.8%
Centennial Cellular Operating Co. LLC term loan 6.848% 2/9/11 (c)	18,835	17,893
Cincinnati Bell, Inc. Tranche B, term loan 6.2925% 8/31/12 (c)	6,858	6,480
Crown Castle International Corp. Tranche B, term loan 6.33% 3/6/14 (c)	9,920	8,829
Digicel International Finance Ltd. term loan 7.375% 3/30/12 (c)	14,000	12,740
Intelsat Bermuda Ltd. term loan 7.1313% 1/12/14 (c)	19,000	18,525
Intelsat Ltd. Tranche B, term loan 6.35% 7/3/13 (c)	29,296	26,806
Leap Wireless International, Inc. Tranche B, term loan 7.83% 6/16/13 (c)	8,887	8,532
Level 3 Communications, Inc. term loan 6.6105% 3/13/14 (c)	17,000	15,343
MetroPCS Wireless, Inc. Tranche B, term loan 7.1646% 11/3/13 (c)	2,818	2,606
NTELOS, Inc. Tranche B1, term loan 5.53% 8/24/11 (c)	3,739	3,533
Qwest Corp. Tranche B, term loan 6.95% 6/30/10 (c)	11,000	11,138
Time Warner Telecom, Inc. Tranche B, term loan 5.28% 1/7/13 (c)	3,950	3,753
Triton PCS, Inc. term loan 6.53% 11/18/09 (c)	7,709	7,632
Wind Telecomunicazioni SpA:
Tranche B, term loan 7.5694% 9/21/13 (c)	6,500	6,273
Tranche C, term loan 8.3194% 9/21/14 (c)	6,500	6,273
Windstream Corp. Tranche B1, term loan 5.5% 7/17/13 (c)	19,453	18,577
		174,933
Textiles & Apparel - 0.8%
Hanesbrands, Inc. Tranche B 1LN, term loan 4.9977% 9/5/13 (c)	12,440	11,881
Levi Strauss & Co. term loan 7.5681% 4/4/14 (c)	3,000	2,340
Floating Rate Loans (d) - continued
	Principal Amount (000s)	Value (000s)
Textiles & Apparel - continued
Warnaco Group, Inc. term loan 6.4678% 1/31/13 (c)	$ 4,155	$ 3,948
William Carter Co. term loan 4.7514% 6/29/12 (c)	6,831	6,421
		24,590
TOTAL FLOATING RATE LOANS (Cost $2,856,343)		2,628,479
Nonconvertible Bonds - 2.9%

Automotive - 0.3%
Ford Motor Credit Co. LLC 7.1269% 1/13/12 (c)	8,620	7,241
The Goodyear Tire & Rubber Co. 8.6625% 12/1/09 (c)	2,000	2,000
		9,241
Broadcasting - 0.1%
Radio One, Inc. 8.875% 7/1/11	4,000	3,560
Building Materials - 0.1%
General Cable Corp. 7.0556% 4/1/15 (c)	3,000	2,700
Cable TV - 0.1%
CSC Holdings, Inc. 7.25% 7/15/08	2,000	2,000
DirecTV Holdings LLC/DirecTV Financing, Inc. 8.375% 3/15/13	1,963	2,012
		4,012
Capital Goods - 0.1%
Esco Corp. 8.8656% 12/15/13 (b)(c)	2,000	1,820
Chemicals - 0.0%
Georgia Gulf Corp. 9.5% 10/15/14	1,360	1,061
Containers - 0.1%
Owens-Brockway Glass Container, Inc. 8.875% 2/15/09	3,000	3,000
Electric Utilities - 0.6%
Energy Future Holdings 10.875% 11/1/17 (b)	10,000	9,950
NRG Energy, Inc. 7.375% 2/1/16	9,000	8,753
		18,703
Gaming - 0.1%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	3,000	2,891
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 8.3944% 4/1/15 (c)	$ 8,000	$ 7,760
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (b)(c)	2,000	1,490
		9,250
Technology - 0.4%
Freescale Semiconductor, Inc. 8.8656% 12/15/14 (c)	8,000	5,840
NXP BV 7.0075% 10/15/13 (c)	7,000	5,828
		11,668
Telecommunications - 0.7%
Centennial Communications Corp. 10.58% 1/1/13 (c)	2,000	1,940
Intelsat Ltd. 10.8288% 6/15/13 (c)	2,000	2,060
IPCS, Inc. 7.0363% 5/1/13 (c)	3,000	2,745
Level 3 Financing, Inc. 9.15% 2/15/15 (c)	4,000	3,000
Qwest Corp. 8.2406% 6/15/13 (c)	1,976	1,934
Rural Cellular Corp.:
8.1238% 6/1/13 (c)	3,000	3,045
8.25% 3/15/12	6,000	6,225
		20,949
TOTAL NONCONVERTIBLE BONDS (Cost $97,301)		88,855
Money Market Funds - 6.0%
	Shares
Fidelity Cash Central Fund, 3.79% (a)	179,439,366	179,439
Fidelity Money Market Central Fund, 4.74% (a)	291,875	292
TOTAL MONEY MARKET FUNDS (Cost $179,731)		179,731
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $3,133,375)		2,897,065
NET OTHER ASSETS - 4.0%		122,245
NET ASSETS - 100%		$ 3,019,310
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,260,000 or 0.4% of net assets.

(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(e) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $8,623,000 and $7,694,000, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,695
Fidelity Money Market Central Fund	4
Total	$ 3,699
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,133,659,000. Net unrealized depreciation aggregated $236,594,000, of which $312,000 related to appreciated investment securities and $236,906,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor High Income
Advantage Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813043.103

HY-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 60.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 1.5%
Air Transportation - 0.2%
UAL Corp. 4.5% 6/30/21 (h)	$ 5,200	$ 6,860
Cable TV - 0.1%
Charter Communications, Inc. 6.5% 10/1/27	2,964	1,614
Energy - 0.9%
Chesapeake Energy Corp. 2.5% 5/15/37	28,800	31,185
Telecommunications - 0.3%
ICO North America, Inc. 7.5% 8/15/09 (j)	10,695	10,160
TOTAL CONVERTIBLE BONDS		49,819
Nonconvertible Bonds - 58.6%
Aerospace - 0.1%
Orbimage Holdings, Inc. 14.2175% 7/1/12 (i)	3,710	3,970
Air Transportation - 0.8%
American Airlines, Inc. pass thru trust certificates:
7.377% 5/23/19	11,099	9,767
10.18% 1/2/13	4,757	4,710
Continental Airlines, Inc.:
6.903% 4/19/22	1,480	1,280
7.339% 4/19/14	2,480	2,269
8.2488% 6/2/13 (i)	7,330	6,670
Delta Air Lines, Inc.:
8% 12/15/07 (a)(h)	10,571	529
10% 8/15/08 (a)	29,000	1,450
Delta Air Lines, Inc. pass thru trust certificates 7.779% 1/2/12	1,216	1,165
Northwest Airlines Corp. 10% 2/1/09 (a)	1,524	46
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)	7,755	271
9.875% 3/15/07 (a)	6,255	188
		28,345
Automotive - 7.6%
Accuride Corp. 8.5% 2/1/15	4,780	3,609
Allison Transmission, Inc. 11% 11/1/15 (h)	5,120	4,403
Ford Motor Credit Co. LLC:
7% 10/1/13	46,900	38,810
7.25% 10/25/11	1,335	1,185
7.375% 2/1/11	28,795	26,299
7.8% 6/1/12	27,200	23,936
8% 12/15/16	7,110	5,937
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC: - continued
9.75% 9/15/10	$ 9,074	$ 8,620
General Motors Acceptance Corp. 8% 11/1/31	18,050	14,801
General Motors Corp. 8.375% 7/15/33	149,020	120,691
IdleAire Technologies Corp. 0% 12/15/12 (e)	16,350	8,175
Tenneco, Inc. 8.625% 11/15/14	2,870	2,698
		259,164
Broadcasting - 0.3%
Nexstar Finance Holdings LLC/Nexstar Finance Holdings, Inc. 0% 4/1/13 (e)	10,005	9,805
Building Materials - 0.5%
Goodman Global Holdings, Inc. 7.875% 12/15/12	13,870	14,772
U.S. Concrete, Inc. 8.375% 4/1/14	2,940	2,470
		17,242
Cable TV - 3.6%
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15	129,339	94,417
11% 10/1/15	10,460	7,531
CSC Holdings, Inc. 6.75% 4/15/12	22,870	21,612
		123,560
Capital Goods - 1.3%
Actuant Corp. 6.875% 6/15/17 (h)	9,080	8,808
Baldor Electric Co. 8.625% 2/15/17	2,250	2,183
Mueller Water Products, Inc. 7.375% 6/1/17	7,180	6,103
Park-Ohio Industries, Inc. 8.375% 11/15/14	20,525	16,625
SPX Corp. 7.625% 12/15/14 (h)	9,150	9,333
		43,052
Chemicals - 1.5%
Georgia Gulf Corp. 9.5% 10/15/14	29,365	22,905
Huntsman LLC 11.625% 10/15/10	5,972	6,330
MacDermid, Inc. 9.5% 4/15/17 (h)	900	774
Momentive Performance Materials, Inc. 10.125% 12/1/14 pay-in-kind	5,855	4,918
Phibro Animal Health Corp.:
10% 8/1/13 (h)	3,380	3,127
13% 8/1/14 (h)	6,760	6,253
Reichhold Industries, Inc. 9% 8/15/14 (h)	6,790	6,620
		50,927
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - 1.6%
Cardtronics, Inc. 9.25% 8/15/13	$ 2,840	$ 2,655
Nuveen Investments, Inc. 10.5% 11/15/15 (h)	10,450	9,928
Residential Capital Corp.:
6% 2/22/11	3,715	2,322
7.875% 6/30/10	7,330	4,765
8% 4/17/13	35,625	22,088
8.375% 6/30/15	17,065	10,666
Triad Acquisition Corp. 11.125% 5/1/13	4,170	2,919
		55,343
Diversified Media - 0.4%
Affinion Group, Inc. 11.5% 10/15/15	6,715	6,279
Nielsen Finance LLC/Nielsen Finance Co. 0% 8/1/16 (e)	10,235	7,267
		13,546
Electric Utilities - 4.0%
Calpine Corp.:
8.5% 7/15/10 (h)	16,320	17,422
8.75% 7/15/13 (h)	5,865	6,320
Edison Mission Energy 7.625% 5/15/27	18,110	17,023
Energy Future Holdings 10.875% 11/1/17 (h)	29,270	29,124
Intergen NV 9% 6/30/17 (h)	32,660	34,130
Mirant Americas Generation LLC:
8.5% 10/1/21	6,645	5,831
9.125% 5/1/31	9,625	8,566
Mirant North America LLC 7.375% 12/31/13	10,560	10,573
Reliant Energy, Inc. 7.875% 6/15/17	7,050	6,839
		135,828
Energy - 5.8%
Bristow Group, Inc. 7.5% 9/15/17 (h)	7,330	7,403
Chaparral Energy, Inc.:
8.5% 12/1/15	4,490	3,727
8.875% 2/1/17 (h)	3,650	3,048
Chesapeake Energy Corp. 6.5% 8/15/17	8,900	8,544
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	830	822
7.75% 5/15/17	1,760	1,747
Complete Production Services, Inc. 8% 12/15/16	1,385	1,343
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (h)	8,360	8,297
El Paso Corp. 6.95% 6/1/28	15,800	14,536
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
El Paso Energy Corp. 7.75% 1/15/32	$ 1,970	$ 1,967
Encore Acquisition Co. 6% 7/15/15	4,075	3,668
Energy Partners Ltd.:
9.3825% 4/15/13 (i)	7,215	6,241
9.75% 4/15/14	6,000	5,190
Forest Oil Corp. 7.25% 6/15/19 (h)	11,935	11,905
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (h)	7,360	7,452
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (h)	5,190	4,943
9% 6/1/16 (h)	6,640	6,607
Mariner Energy, Inc. 8% 5/15/17	2,620	2,515
OPTI Canada, Inc.:
7.875% 12/15/14 (h)	4,440	4,318
8.25% 12/15/14 (h)	9,345	9,205
Petrohawk Energy Corp. 9.125% 7/15/13	19,920	20,518
Plains Exploration & Production Co. 7.75% 6/15/15	22,700	22,643
Southwestern Energy Co. 7.5% 2/1/18 (h)	4,535	4,637
Stone Energy Corp.:
6.75% 12/15/14	12,105	11,016
8.25% 12/15/11	5,295	5,255
Venoco, Inc. 8.75% 12/15/11	3,670	3,615
W&T Offshore, Inc. 8.25% 6/15/14 (h)	9,070	8,526
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	6,820	7,093
		196,781
Entertainment/Film - 0.2%
Livent, Inc. yankee 9.375% 10/15/04 (d)	11,100	111
Marquee Holdings, Inc. 0% 8/15/14 (e)	6,990	5,592
		5,703
Environmental - 1.1%
Allied Waste North America, Inc.:
7.25% 3/15/15	17,340	17,210
7.375% 4/15/14	20,335	19,827
		37,037
Food and Drug Retail - 1.6%
Ahold Finance USA, Inc. 8.25% 7/15/10	14,385	15,859
Albertsons, Inc. 8% 5/1/31	20,200	19,254
Nutritional Sourcing Corp. 10.125% 8/1/09 (d)	7,424	3,712
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food and Drug Retail - continued
Rite Aid Corp. 7.5% 3/1/17	$ 11,125	$ 9,512
SUPERVALU, Inc. 7.5% 11/15/14	5,675	5,732
		54,069
Food/Beverage/Tobacco - 0.1%
AmeriQual Group LLC/AmeriQual Finance Corp. 9.5% 4/1/12 (h)	3,000	2,153
Gaming - 2.5%
Downstream Development Authority 12% 10/15/15 (h)	8,750	7,525
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (h)	4,590	3,397
Indianapolis Downs LLC & Capital Corp. 11% 11/1/12 (h)	3,650	3,285
MGM Mirage, Inc.:
5.875% 2/27/14	7,415	6,599
6.625% 7/15/15	22,205	20,318
6.875% 4/1/16	1,155	1,063
7.5% 6/1/16	12,830	12,285
7.625% 1/15/17	5,360	5,179
MTR Gaming Group, Inc. 9% 6/1/12	1,810	1,520
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (h)	2,960	2,694
Station Casinos, Inc.:
6.5% 2/1/14	7,384	5,132
6.625% 3/15/18	7,405	4,739
6.875% 3/1/16	7,415	5,005
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)	2,990	2,003
9% 1/15/12	1,360	1,108
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 6.625% 12/1/14	4,110	3,961
		85,813
Healthcare - 3.7%
Community Health Systems, Inc. 8.875% 7/15/15	13,625	13,711
DaVita, Inc. 7.25% 3/15/15	6,105	6,059
HCA, Inc. 6.375% 1/15/15	4,730	3,950
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 11.75% 11/15/14	20,745	18,256
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	9,190	9,466
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.:
7.375% 2/1/13	$ 28,785	$ 25,259
9.25% 2/1/15	11,960	10,943
9.875% 7/1/14	11,290	10,669
VWR Funding, Inc. 10.25% 7/15/15 (h)	30,000	27,600
		125,913
Homebuilding/Real Estate - 0.3%
K. Hovnanian Enterprises, Inc.:
6.25% 1/15/15	2,910	2,015
6.25% 1/15/16	8,755	6,304
6.375% 12/15/14	1,535	1,075
		9,394
Insurance - 0.8%
Provident Companies, Inc.:
7% 7/15/18	3,650	3,687
7.25% 3/15/28	17,830	18,497
UnumProvident Corp. 6.75% 12/15/28	4,814	4,597
USI Holdings Corp. 9.75% 5/15/15 (h)	1,550	1,279
		28,060
Leisure - 2.2%
Festival Fun Parks LLC 10.875% 4/15/14	2,470	2,631
Six Flags, Inc.:
8.875% 2/1/10	1,355	996
9.625% 6/1/14	73,815	48,718
9.75% 4/15/13	33,015	22,120
		74,465
Metals/Mining - 2.3%
Drummond Co., Inc. 7.375% 2/15/16 (h)	9,205	8,515
FMG Finance Property Ltd. 10.625% 9/1/16 (h)	13,835	15,668
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	7,390	7,723
8.375% 4/1/17	21,580	22,767
8.3944% 4/1/15 (i)	14,145	13,721
Novelis, Inc. 7.25% 2/15/15	10,000	9,175
		77,569
Paper - 0.6%
Georgia-Pacific Corp. 7.7% 6/15/15	10,645	10,272
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Paper - continued
Jefferson Smurfit Corp. U.S.:
7.5% 6/1/13	$ 6,960	$ 6,403
8.25% 10/1/12	5,000	4,813
		21,488
Publishing/Printing - 2.6%
Cadmus Communications Corp. 8.375% 6/15/14	3,260	2,836
Cenveo Corp. 7.875% 12/1/13	14,795	13,020
Deluxe Corp.:
5% 12/15/12	7,295	6,493
5.125% 10/1/14	3,645	3,098
The Reader's Digest Association, Inc. 9% 2/15/17 (h)	12,940	9,705
TL Acquisitions, Inc.:
0% 7/15/15 (e)(h)	20,040	15,431
10.5% 1/15/15 (h)	23,450	21,515
Valassis Communications, Inc. 8.25% 3/1/15	19,845	16,471
		88,569
Restaurants - 0.3%
OSI Restaurant Partners, Inc. 10% 6/15/15 (h)	20,000	12,000
Services - 0.9%
ARAMARK Corp. 8.5% 2/1/15	10,870	10,680
Cardtronics, Inc. 9.25% 8/15/13 (h)	7,250	6,779
Cornell Companies, Inc. 10.75% 7/1/12	7,345	7,657
Muzak LLC/Muzak Finance Corp. 10% 2/15/09	6,460	6,024
		31,140
Shipping - 0.6%
Britannia Bulk PLC 11% 12/1/11	10,905	10,905
Navios Maritime Holdings, Inc. 9.5% 12/15/14	8,730	8,381
		19,286
Specialty Retailing - 1.6%
General Nutrition Centers, Inc. 10.0094% 3/15/14 (i)	14,050	11,381
Intcomex, Inc. 11.75% 1/15/11	6,260	6,323
Michaels Stores, Inc. 11.375% 11/1/16	23,645	19,093
Sally Holdings LLC 10.5% 11/15/16	22,275	19,713
		56,510
Steels - 0.2%
PNA Group, Inc. 10.75% 9/1/16	6,790	6,043
Tube City IMS Corp. 9.75% 2/1/15	670	603
		6,646
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Super Retail - 0.3%
NBC Acquisition Corp. 0% 3/15/13 (e)	$ 12,830	$ 12,060
Technology - 3.9%
Advanced Micro Devices, Inc. 7.75% 11/1/12	9,075	7,714
Avago Technologies Finance Ltd. 10.125% 12/1/13	19,280	20,148
Ceridian Corp. 11.25% 11/15/15 (h)	7,320	6,185
Freescale Semiconductor, Inc. 10.125% 12/15/16	27,795	19,493
Nortel Networks Corp.:
10.125% 7/15/13	6,370	6,418
10.75% 7/15/16	6,630	6,763
NXP BV:
7.0075% 10/15/13 (i)	7,405	6,165
7.875% 10/15/14	7,310	6,743
9.5% 10/15/15	24,980	21,982
Open Solutions, Inc. 9.75% 2/1/15 (h)	1,550	1,333
Spansion LLC 11.25% 1/15/16 (h)	4,835	3,385
SS&C Technologies, Inc. 11.75% 12/1/13	8,145	8,634
SunGard Data Systems, Inc. 10.25% 8/15/15	5,555	5,555
Viasystems, Inc. 10.5% 1/15/11	12,680	12,300
		132,818
Telecommunications - 5.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	5,000	5,213
Cincinnati Bell, Inc. 8.375% 1/15/14	3,095	2,956
Citizens Communications Co. 7.875% 1/15/27	6,970	6,447
Digicel Group Ltd. 8.875% 1/15/15 (h)	19,270	17,006
Intelsat Ltd.:
6.5% 11/1/13	56,412	37,232
7.625% 4/15/12	31,775	24,308
11.25% 6/15/16	27,225	27,327
Level 3 Financing, Inc. 12.25% 3/15/13	6,100	5,902
MetroPCS Wireless, Inc. 9.25% 11/1/14	13,840	12,698
Qwest Capital Funding, Inc. 7.75% 2/15/31	14,425	12,550
U.S. West Communications 6.875% 9/15/33	15,000	13,575
Windstream Corp. 8.625% 8/1/16	7,030	7,285
		172,499
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Textiles & Apparel - 0.3%
Hanesbrands, Inc. 8.2038% 12/15/14 (h)(i)	$ 9,940	$ 9,070
TOTAL NONCONVERTIBLE BONDS		1,999,825
TOTAL CORPORATE BONDS (Cost $2,245,946)		2,049,644
Common Stocks - 16.7%
	Shares
Air Transportation - 1.4%
Delta Air Lines, Inc. (a)	2,075,847	34,937
Northwest Airlines Corp. (a)	652,234	12,203
		47,140
Automotive - 0.0%
IdleAire Technologies Corp. warrants 12/15/15 (a)(h)	16,350	16
Broadcasting - 0.0%
Gray Television, Inc.	134,070	1,016
Building Materials - 0.7%
Armstrong World Industries, Inc. (a)	72,089	2,646
Owens Corning (a)	932,048	20,263
		22,909
Cable TV - 0.1%
Charter Communications, Inc. Class A (a)	2,032,900	2,378
Chemicals - 0.6%
Celanese Corp. Class A	300,000	11,154
NOVA Chemicals Corp.	300,000	8,592
		19,746
Consumer Products - 1.3%
Revlon, Inc. Class A (sub. vtg.) (a)(g)	40,767,262	43,621
Containers - 0.2%
Anchor Glass Container Corp. (a)	172,857	6,914
Pliant Corp. (a)	2,041	0
Trivest 1992 Special Fund Ltd. (a)(j)	3,037,732	0
		6,914
Diversified Media - 0.1%
Virgin Media, Inc.	181,530	3,035
Virgin Media, Inc. warrants 1/10/11 (a)	3	0
		3,035
Common Stocks - continued
	Shares	Value (000s)
Electric Utilities - 1.1%
AES Corp. (a)	1,192,509	$ 22,753
Mirant Corp. (a)	435,643	16,049
		38,802
Energy - 0.6%
El Paso Corp.	1,150,900	18,967
Patriot Coal Corp. (a)	8,700	346
Teekay Tankers Ltd.	28,500	542
		19,855
Food/Beverage/Tobacco - 0.2%
American Italian Pasta Co. Class A (a)(g)	1,035,579	7,042
Healthcare - 2.0%
DaVita, Inc. (a)	906,946	48,386
Service Corp. International	272,300	3,276
Tenet Healthcare Corp. (a)	3,462,549	15,339
		67,001
Leisure - 0.0%
Six Flags, Inc. (a)(f)	343,900	671
Metals/Mining - 1.3%
Alpha Natural Resources, Inc. (a)	1,198,900	40,115
Peabody Energy Corp.	87,000	4,700
		44,815
Publishing/Printing - 0.5%
Cenveo, Inc. (a)	1,235,258	19,196
Shipping - 2.8%
Overseas Shipholding Group, Inc.	409,900	26,734
Ship Finance International Ltd. (NY Shares)	1,280,228	33,440
Teekay Corp.	765,000	36,185
		96,359
Technology - 2.1%
Advanced Micro Devices, Inc. (a)	300,000	2,292
Amkor Technology, Inc. (a)	3,700,000	28,268
Flextronics International Ltd. (a)	2,665,000	31,181
Viasystems Group, Inc. (j)	1,026,780	9,241
		70,982
Telecommunications - 1.7%
ICO Global Communications Holdings Ltd. Class A (a)	43,772	121
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - continued
McLeodUSA, Inc. (a)	4,914,174	$ 51,641
One Communications (a)(j)	925,628	7,636
		59,398
Textiles & Apparel - 0.0%
Arena Brands Holding Corp. Class B (a)(j)	42,253	254
Pillowtex Corp. (a)	490,256	0
		254
TOTAL COMMON STOCKS (Cost $542,629)		571,150
Preferred Stocks - 3.4%

Convertible Preferred Stocks - 3.3%
Energy - 2.9%
El Paso Corp. 4.99%	54,500	74,629
EXCO Resources, Inc. Series A1:
7.00% (j)	2,700	24,594
		99,223
Metals/Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	89,300	11,781
TOTAL CONVERTIBLE PREFERRED STOCKS		111,004
Nonconvertible Preferred Stocks - 0.1%
Broadcasting - 0.1%
Spanish Broadcasting System, Inc. Class B, 10.75%	3,671	3,194
Containers - 0.0%
Pliant Corp. Series AA 13.00%	18,036	1,804
TOTAL NONCONVERTIBLE PREFERRED STOCKS		4,998
TOTAL PREFERRED STOCKS (Cost $120,906)		116,002
Floating Rate Loans - 15.2%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.5%
DeCrane Aircraft Holdings, Inc. Tranche 2LN, term loan 11.6463% 2/21/14 (i)	$ 250	$ 230
McKechnie Aerospace Holdings Ltd. Tranche 2LN, term loan 9.83% 5/11/15 pay-in-kind (i)	130	109
Sequa Corp. term loan 8.08% 12/3/14 (i)	18,360	17,304
		17,643
Air Transportation - 0.0%
Delta Air Lines, Inc. Tranche 2LN, term loan 8.0819% 4/30/14 (i)	1,095	985
Automotive - 1.1%
AM General LLC term loan 9.7088% 4/17/12 (i)	7,382	6,054
Delphi Corp. term loan 7.375% 7/1/08 (i)	3,920	3,822
Ford Motor Co. term loan 8% 12/15/13 (i)	30,671	26,761
		36,637
Broadcasting - 0.5%
Univision Communications, Inc.:
Tranche 1LN, term loan 5.4945% 9/29/14 (i)	20,175	16,619
Tranche DD 1LN, term loan 9/29/14 (k)	575	474
		17,093
Building Materials - 0.1%
Masonite International Corp. term loan 5.6529% 4/5/13 (i)	2,541	2,211
Cable TV - 0.2%
CCO Holdings, LLC Tranche 3LN, term loan 7.3425% 9/6/14 (i)	6,680	4,876
Containers - 0.2%
Berry Plastics Holding Corp. Tranche C, term loan 7.16% 4/3/15 (i)	7,440	6,212
Diversified Financial Services - 0.4%
AX Acquisition Corp. Tranche B1, term loan 8.1188% 8/15/14 (i)	2,883	2,652
DaimlerChrysler Financial Services Tranche 1LN, term loan 9% 8/3/12 (i)	11,130	10,017
		12,669
Diversified Media - 0.0%
Advanstar, Inc. Tranche 2LN, term loan 9.8425% 11/30/14 (i)	710	589
Energy - 1.5%
Antero Resources Corp. Tranche 2LN, term loan 9.33% 4/12/14 (i)	7,670	7,210
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Hawkeye Renewables LLC Tranche 1LN, term loan 0% 6/30/12 (i)	$ 46,145	$ 34,378
SandRidge Energy, Inc. term loan 8.625% 4/1/15 (i)	7,950	7,851
Venoco, Inc. Tranche 2LN, term loan 8.9375% 5/7/14 (i)	760	714
		50,153
Healthcare - 2.0%
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (i)	12,682	11,351
Tranche DD, term loan 7/25/14 (k)	638	571
HCA, Inc. Tranche B, term loan 7.08% 11/17/13 (i)	62,558	57,553
		69,475
Leisure - 0.8%
Six Flags, Inc. Tranche B, term loan 7.25% 4/30/15 (i)	31,441	26,725
Paper - 0.3%
NewPage Corp. term loan 8.6875% 12/21/14 (i)	990	950
White Birch Paper Co.:
Tranche 1LN, term loan 7.58% 5/8/14 (i)	6,535	4,640
Tranche 2LN, term loan 9.63% 11/8/14 (i)	8,620	4,310
		9,900
Restaurants - 1.1%
OSI Restaurant Partners, Inc.:
term loan 5.5625% 6/14/14 (i)	42,875	35,265
7.1275% 6/14/13 (i)	3,452	2,839
		38,104
Services - 2.3%
ARAMARK Corp.:
term loan 6.83% 1/26/14 (i)	17,107	15,397
6.83% 1/26/14 (i)	1,087	978
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 10.0125% 2/7/15 (i)	1,175	1,016
Central Parking Corp.:
Tranche B 1LN, term loan 7.25% 5/22/14 (i)	4,780	4,302
7% 5/22/14 (i)	1,502	1,352
Thomson Learning, Inc. term loan 6.205% 7/5/14 (i)	61,989	55,790
		78,835
Specialty Retailing - 1.5%
Michaels Stores, Inc. term loan 7.5826% 10/31/13 (i)	61,910	52,623
Floating Rate Loans - continued
	Principal Amount (000s)	Value (000s)
Technology - 1.2%
Freescale Semiconductor, Inc. term loan 6.3813% 12/1/13 (i)	$ 49,749	$ 42,038
Telecommunications - 1.5%
Level 3 Communications, Inc. term loan 6.6105% 3/13/14 (i)	36,385	32,837
One Communications Tranche C, term loan 9% 4/19/13 (i)	9,126	8,145
Paetec Communications, Inc. Tranche B, term loan 5.7713% 2/28/13 (i)	546	516
Time Warner Telecom, Inc. Tranche B, term loan 5.28% 1/7/13 (i)	4,369	4,150
Wind Telecomunicazioni SpA term loan 11.2013% 12/12/11 pay-in-kind (i)	6,824	6,233
		51,881
TOTAL FLOATING RATE LOANS (Cost $560,424)		518,649
Money Market Funds - 6.4%
	Shares
Fidelity Cash Central Fund, 3.79% (b)	213,138,694	213,139
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	3,523,450	3,523
TOTAL MONEY MARKET FUNDS (Cost $216,662)		216,662
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $2,370)	$ 2,370	2,370
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $3,688,937)		3,474,477
NET OTHER ASSETS - (1.9)%		(63,980)
NET ASSETS - 100%		$ 3,410,497
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $394,513,000 or 11.6% of net assets.

(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $51,885,000 or 1.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Arena Brands Holding Corp. Class B	6/18/97 - 7/13/98	$ 1,538
EXCO Resources, Inc. Series A1, 7.00%	3/28/07	$ 27,000
ICO North America, Inc. 7.5% 8/15/09	8/12/05 - 2/14/07	$ 10,783
One Communications	11/18/04 - 6/29/06	$ 4,418
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
Viasystems Group, Inc.	2/13/04	$ 20,664

(k) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,213,000 and $1,045,000, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,370,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 517
Barclays Capital, Inc.	746
ING Financial Markets LLC	1,107
$ 2,370
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,619
Fidelity Securities Lending Cash Central Fund	58
Total	$ 2,677
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
American Italian Pasta Co. Class A	$ -	$ 6,995	$ -	$ -	$ 7,042
Revlon, Inc. Class A (sub. vtg.)	47,332	-	430	-	43,621
Total	$ 47,332	$ 6,995	$ 430	$ -	$ 50,663
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,674,164,000. Net unrealized depreciation aggregated $199,687,000, of which $159,841,000 related to appreciated investment securities and $359,528,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor
High Income Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813042.103

AHI-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 85.1%
	Principal Amount	Value
Convertible Bonds - 1.0%
Energy - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35	$ 267,000	$ 305,128
Shipping - 0.3%
Horizon Lines, Inc. 4.25% 8/15/12 (d)	1,461,000	1,279,252
Technology - 0.7%
Advanced Micro Devices, Inc. 6% 5/1/15	1,810,000	1,307,725
Lucent Technologies, Inc. 2.875% 6/15/25	903,000	720,242
Nortel Networks Corp. 1.75% 4/15/12 (d)	1,265,000	984,322
		3,012,289
TOTAL CONVERTIBLE BONDS		4,596,669
Nonconvertible Bonds - 84.1%
Aerospace - 1.5%
Alliant Techsystems, Inc. 6.75% 4/1/16	180,000	172,800
Bombardier, Inc.:
7.45% 5/1/34 (d)	2,384,000	2,342,280
8% 11/15/14 (d)	975,000	1,018,875
L-3 Communications Corp.:
5.875% 1/15/15	175,000	168,000
6.125% 1/15/14	320,000	315,200
6.375% 10/15/15	930,000	923,025
7.625% 6/15/12	1,770,000	1,814,250
		6,754,430
Air Transportation - 2.6%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11	3,100,000	2,945,000
7.324% 4/15/11	960,000	936,000
8.608% 10/1/12	200,000	198,000
AMR Corp. 9% 8/1/12	775,000	734,313
Continental Airlines, Inc.:
7.875% 7/2/18	181,449	165,119
9.558% 9/1/19	224,868	218,122
Continental Airlines, Inc. pass thru trust certificates:
8.388% 5/1/22	213,341	204,274
9.798% 4/1/21	3,349,708	3,349,708
Delta Air Lines, Inc. pass thru trust certificates:
8.021% 8/10/22 (d)	640,000	604,800
8.954% 8/10/14 (d)	760,000	718,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Air Transportation - continued
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17	$ 700,000	$ 658,000
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19	1,216,725	1,082,885
		11,814,421
Automotive - 0.9%
Ford Motor Credit Co. LLC:
7.375% 10/28/09	735,000	707,815
7.375% 2/1/11	580,000	529,729
7.875% 6/15/10	520,000	489,517
10.2406% 6/15/11 (e)	968,000	890,560
General Motors Acceptance Corp. 6.875% 9/15/11	790,000	683,350
General Motors Corp. 7.125% 7/15/13	505,000	430,513
GMAC LLC 6% 12/15/11	625,000	531,250
		4,262,734
Broadcasting - 0.6%
Nexstar Broadcasting, Inc. 7% 1/15/14	570,000	518,700
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (d)	2,915,000	2,164,388
		2,683,088
Building Materials - 0.1%
Anixter International, Inc. 5.95% 3/1/15	620,000	540,950
Cable TV - 3.3%
Cablevision Systems Corp.:
9.64% 4/1/09 (e)	1,030,000	1,032,575
8% 4/15/12	1,295,000	1,236,725
Charter Communications Holdings I LLC:
9.92% 4/1/14	2,590,000	1,295,000
11.125% 1/15/14	1,005,000	507,525
12.125% 1/15/15 (c)	1,105,000	552,500
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15	2,230,000	1,627,900
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10	1,465,000	1,391,750
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (d)	1,005,000	949,725
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CSC Holdings, Inc.:
6.75% 4/15/12	$ 635,000	$ 600,075
7.625% 4/1/11	270,000	267,300
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	1,800,000	1,696,500
EchoStar Communications Corp.:
6.375% 10/1/11	680,000	666,400
6.625% 10/1/14	805,000	783,909
Kabel Deutschland GmbH 10.625% 7/1/14	1,265,000	1,265,000
NTL Cable PLC 9.125% 8/15/16	925,000	827,875
		14,700,759
Capital Goods - 1.9%
Leucadia National Corp.:
7% 8/15/13	380,000	368,600
7.125% 3/15/17	3,080,000	2,910,600
Sensus Metering Systems, Inc. 8.625% 12/15/13	1,180,000	1,121,000
SPX Corp. 7.625% 12/15/14 (d)	1,450,000	1,479,000
Terex Corp. 8% 11/15/17	2,520,000	2,463,300
		8,342,500
Chemicals - 2.1%
Chemtura Corp. 6.875% 6/1/16	1,385,000	1,267,275
Equistar Chemicals LP 7.55% 2/15/26	540,000	361,800
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,750,000	3,356,250
Nalco Co.:
7.75% 11/15/11	1,155,000	1,155,000
8.875% 11/15/13	110,000	111,100
Nell AF Sarl 8.375% 8/15/15 (d)	800,000	602,000
NOVA Chemicals Corp.:
6.5% 1/15/12	385,000	350,350
7.8625% 11/15/13 (e)	865,000	733,088
Phibro Animal Health Corp.:
10% 8/1/13 (d)	510,000	471,750
13% 8/1/14 (d)	1,235,000	1,142,375
		9,550,988
Consumer Products - 0.2%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13	385,000	358,050
Jostens Holding Corp. 0% 12/1/13 (b)	680,000	629,000
		987,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - 0.8%
BWAY Corp. 10% 10/15/10	$ 1,580,000	$ 1,544,450
Greif, Inc. 6.75% 2/1/17	2,035,000	1,933,250
		3,477,700
Diversified Financial Services - 0.2%
Residential Capital Corp. 7.875% 6/30/10	780,000	507,000
Residential Capital LLC 5.6463% 6/9/08 (e)	290,000	245,775
		752,775
Diversified Media - 1.0%
LBI Media Holdings, Inc. 0% 10/15/13 (b)	1,020,000	877,200
Liberty Media Corp. 8.25% 2/1/30	230,000	208,495
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (b)	1,220,000	866,200
10% 8/1/14	565,000	576,300
Quebecor Media, Inc. 7.75% 3/15/16	2,040,000	1,887,000
		4,415,195
Electric Utilities - 7.0%
AES Corp.:
7.75% 3/1/14	770,000	781,550
7.75% 10/15/15	970,000	991,825
8% 10/15/17	970,000	994,250
9.375% 9/15/10	730,000	761,025
Aquila, Inc. 14.875% 7/1/12	885,000	1,110,675
Edison Mission Energy 7.2% 5/15/19	970,000	945,750
Energy Future Holdings:
10.875% 11/1/17 (d)	3,790,000	3,771,050
11.25% 11/1/17 pay-in-kind (d)	1,500,000	1,488,750
Intergen NV 9% 6/30/17 (d)	1,905,000	1,990,725
Mirant Americas Generation LLC:
8.3% 5/1/11	190,000	191,900
9.125% 5/1/31	490,000	436,100
NRG Energy, Inc.:
7.25% 2/1/14	700,000	682,500
7.375% 2/1/16	1,850,000	1,799,125
7.375% 1/15/17	2,240,000	2,144,800
NSG Holdings II, LLC 7.75% 12/15/25 (d)	2,730,000	2,723,175
Reliant Energy, Inc.:
7.625% 6/15/14	1,770,000	1,725,750
7.875% 6/15/17	1,485,000	1,440,450
Tenaska Alabama Partners LP 7% 6/30/21 (d)	1,206,231	1,176,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
Texas Competitive Electric Holdings Co. LLC:
Series A, 10.25% 11/1/15 (d)	$ 2,465,000	$ 2,415,700
Series B, 10.25% 11/1/15 (d)	1,375,000	1,347,500
10.5% 11/1/16 pay-in-kind (d)	950,000	921,500
Utilicorp Canada Finance Corp. 7.75% 6/15/11	1,550,000	1,658,500
Utilicorp United, Inc. 9.95% 2/1/11 (e)	29,000	31,320
		31,529,995
Energy - 10.3%
Atlas Pipeline Partners LP 8.125% 12/15/15	1,440,000	1,387,800
Chaparral Energy, Inc.:
8.5% 12/1/15	1,010,000	838,300
8.875% 2/1/17 (d)	660,000	551,100
Chesapeake Energy Corp.:
6.5% 8/15/17	1,945,000	1,867,200
6.875% 1/15/16	2,265,000	2,242,350
7.5% 6/15/14	640,000	649,600
7.625% 7/15/13	1,850,000	1,910,125
7.75% 1/15/15	1,225,000	1,246,438
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	420,000	415,800
7.75% 5/15/17	850,000	843,625
Complete Production Services, Inc. 8% 12/15/16	1,340,000	1,299,800
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (d)	875,000	868,438
El Paso Corp. 7% 6/15/17	270,000	272,700
El Paso Energy Corp. 7.75% 1/15/32	600,000	599,040
El Paso Performance-Linked Trust 7.75% 7/15/11 (d)	455,000	470,925
Energy Partners Ltd.:
9.3825% 4/15/13 (e)	1,090,000	942,850
9.75% 4/15/14	990,000	856,350
Forest Oil Corp.:
7.25% 6/15/19 (d)	1,905,000	1,900,238
7.75% 5/1/14	540,000	544,050
8% 12/15/11	540,000	560,250
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (d)	990,000	1,002,375
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (d)	2,120,000	2,019,300
9% 6/1/16 (d)	1,630,000	1,621,850
OPTI Canada, Inc.:
7.875% 12/15/14 (d)	1,660,000	1,614,350
8.25% 12/15/14 (d)	1,595,000	1,571,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Pan American Energy LLC 7.75% 2/9/12 (d)	$ 2,095,000	$ 2,105,475
Parker Drilling Co. 9.625% 10/1/13	880,000	932,800
Petrohawk Energy Corp. 9.125% 7/15/13	2,405,000	2,477,150
Pioneer Natural Resources Co. 6.65% 3/15/17	860,000	817,000
Plains Exploration & Production Co. 7% 3/15/17	1,530,000	1,453,500
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)	2,405,000	2,332,850
7.375% 7/15/13	2,515,000	2,533,863
Seitel, Inc. 9.75% 2/15/14	1,620,000	1,348,650
Tesoro Corp. 6.5% 6/1/17	675,000	653,063
W&T Offshore, Inc. 8.25% 6/15/14 (d)	1,730,000	1,626,200
Williams Companies, Inc. 8.75% 3/15/32	555,000	664,613
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	1,060,000	1,102,400
		46,143,493
Entertainment/Film - 0.1%
AMC Entertainment, Inc. 8% 3/1/14	735,000	646,800
Environmental - 0.8%
Allied Waste North America, Inc.:
5.75% 2/15/11	445,000	431,650
6.875% 6/1/17	1,745,000	1,692,650
7.125% 5/15/16	1,265,000	1,252,350
Browning-Ferris Industries, Inc. 7.4% 9/15/35	220,000	202,400
		3,579,050
Food/Beverage/Tobacco - 1.4%
Constellation Brands, Inc.:
7.25% 9/1/16	170,000	162,350
7.25% 5/15/17	430,000	409,575
8.375% 12/15/14	535,000	548,375
Dean Foods Co.:
6.9% 10/15/17	795,000	695,625
7% 6/1/16	995,000	905,450
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	1,110,000	1,032,300
Pierre Foods, Inc. 9.875% 7/15/12	1,235,000	864,500
Smithfield Foods, Inc. 7.75% 7/1/17	1,580,000	1,485,200
		6,103,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - 7.1%
Chukchansi Economic Development Authority:
8% 11/15/13 (d)	$ 795,000	$ 751,275
8.2375% 11/15/12 (d)(e)	360,000	329,400
Mandalay Resort Group 9.375% 2/15/10	2,365,000	2,441,863
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (d)	1,380,000	1,319,625
MGM Mirage, Inc.:
6.625% 7/15/15	2,555,000	2,337,825
6.75% 9/1/12	3,465,000	3,309,075
6.75% 4/1/13	415,000	393,213
6.875% 4/1/16	1,460,000	1,343,200
7.625% 1/15/17	3,585,000	3,464,006
Mohegan Tribal Gaming Authority:
6.125% 2/15/13	640,000	600,000
6.375% 7/15/09	580,000	571,300
7.125% 8/15/14	910,000	819,000
Scientific Games Corp. 6.25% 12/15/12	925,000	892,625
Seminole Hard Rock Entertainment, Inc. 7.4906% 3/15/14 (d)(e)	1,445,000	1,300,500
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,450,000	1,406,500
7.25% 5/1/12	2,135,000	2,070,950
Snoqualmie Entertainment Authority:
9.0625% 2/1/14 (d)(e)	1,280,000	1,126,400
9.125% 2/1/15 (d)	1,350,000	1,228,500
Station Casinos, Inc. 6.875% 3/1/16	460,000	310,500
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (b)	590,000	395,300
9% 1/15/12	1,380,000	1,124,700
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	2,315,000	2,231,081
6.625% 12/1/14 (d)	2,035,000	1,961,231
		31,728,069
Healthcare - 7.1%
Bausch & Lomb, Inc. 9.875% 11/1/15 (d)	355,000	358,550
Community Health Systems, Inc. 8.875% 7/15/15	1,350,000	1,358,505
FMC Finance III SA 6.875% 7/15/17 (d)	2,020,000	2,014,950
HCA, Inc.:
6.5% 2/15/16	1,000,000	845,000
9.125% 11/15/14	2,175,000	2,251,125
9.25% 11/15/16	2,320,000	2,430,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
HCA, Inc.: - continued
9.625% 11/15/16 pay-in-kind	$ 1,845,000	$ 1,939,556
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	1,385,000	1,378,075
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (d)	1,505,000	1,550,150
10.375% 10/15/17 pay-in-kind (d)	600,000	600,000
11.625% 10/15/17 (d)	195,000	190,613
Multiplan, Inc. 10.375% 4/15/16 (d)	935,000	869,550
Omega Healthcare Investors, Inc.:
7% 4/1/14	2,840,000	2,811,600
7% 1/15/16	1,635,000	1,610,475
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (d)	1,145,000	1,087,750
Rural/Metro Corp. 9.875% 3/15/15	515,000	478,950
Service Corp. International:
6.75% 4/1/15	1,375,000	1,364,688
7.5% 4/1/27	1,720,000	1,530,800
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13	1,305,000	1,344,150
United Surgical Partners International, Inc.:
8.875% 5/1/17	590,000	573,775
9.25% 5/1/17 pay-in-kind	760,000	716,300
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind	415,000	417,075
US Oncology Holdings, Inc. 10.7594% 3/15/12 pay-in-kind (e)	695,000	506,485
Ventas Realty LP:
6.5% 6/1/16	945,000	940,275
6.625% 10/15/14	650,000	654,875
Viant Holdings, Inc. 10.125% 7/15/17 (d)	928,000	760,960
VWR Funding, Inc. 10.25% 7/15/15 (d)	1,220,000	1,122,400
		31,706,832
Homebuilding/Real Estate - 1.5%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13	1,000,000	930,000
7.125% 2/15/13 (d)	1,585,000	1,497,825
8.125% 6/1/12	3,075,000	3,028,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
KB Home:
6.25% 6/15/15	$ 420,000	$ 382,200
6.375% 8/15/11	420,000	401,100
7.75% 2/1/10	420,000	415,800
		6,655,800
Hotels - 0.8%
Grupo Posadas SA de CV 8.75% 10/4/11 (d)	1,020,000	1,055,700
Host Marriott LP 7.125% 11/1/13	2,415,000	2,411,981
		3,467,681
Insurance - 0.4%
USI Holdings Corp.:
8.7438% 11/15/14 (d)(e)	1,660,000	1,361,200
9.75% 5/15/15 (d)	505,000	416,625
		1,777,825
Leisure - 2.6%
NCL Corp. Ltd. 10.625% 7/15/14	2,160,000	2,160,000
Royal Caribbean Cruises Ltd. yankee:
7% 6/15/13	1,740,000	1,707,406
7.25% 6/15/16	590,000	569,350
7.5% 10/15/27	1,680,000	1,503,600
Town Sports International Holdings, Inc. 0% 2/1/14 (b)	708,000	644,280
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10	2,660,000	2,726,500
Universal City Florida Holding Co. I/II:
8.375% 5/1/10	225,000	222,750
9.6613% 5/1/10 (e)	2,180,000	2,092,800
		11,626,686
Metals/Mining - 4.4%
Arch Western Finance LLC 6.75% 7/1/13	2,260,000	2,192,200
Compass Minerals International, Inc. 0% 6/1/13 (b)	1,620,000	1,668,600
Drummond Co., Inc. 7.375% 2/15/16 (d)	3,090,000	2,858,250
FMG Finance Property Ltd.:
9.1238% 9/1/11 (d)(e)	995,000	982,563
10% 9/1/13 (d)	945,000	1,008,788
10.625% 9/1/16 (d)	935,000	1,058,888
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	1,055,000	1,102,475
8.375% 4/1/17	565,000	596,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - continued
Massey Energy Co.:
6.625% 11/15/10	$ 145,000	$ 142,463
6.875% 12/15/13	2,880,000	2,736,000
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (d)(e)	1,355,000	1,009,475
Peabody Energy Corp.:
7.375% 11/1/16	1,390,000	1,417,800
7.875% 11/1/26	1,005,000	1,015,050
Vedanta Resources PLC 6.625% 2/22/10 (d)	2,055,000	2,034,450
		19,823,077
Paper - 1.4%
Georgia-Pacific Corp.:
7% 1/15/15 (d)	2,920,000	2,832,400
8.875% 5/15/31	1,255,000	1,160,875
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13	870,000	800,400
Stone Container Finance Co. 7.375% 7/15/14	1,480,000	1,332,000
		6,125,675
Publishing/Printing - 0.9%
Scholastic Corp. 5% 4/15/13	1,035,000	874,575
The Reader's Digest Association, Inc. 9% 2/15/17 (d)	1,245,000	933,750
TL Acquisitions, Inc.:
0% 7/15/15 (b)(d)	645,000	496,650
10.5% 1/15/15 (d)	1,700,000	1,559,750
		3,864,725
Railroad - 0.2%
Kansas City Southern Railway Co. 7.5% 6/15/09	1,100,000	1,102,750
Restaurants - 0.7%
Carrols Corp. 9% 1/15/13	1,630,000	1,397,725
Landry's Restaurants, Inc. 9.5% 12/15/14	1,775,000	1,721,750
		3,119,475
Services - 3.8%
ARAMARK Corp.:
8.4113% 2/1/15 (e)	2,040,000	1,825,800
8.5% 2/1/15	1,150,000	1,129,875
Ashtead Capital, Inc. 9% 8/15/16 (d)	1,200,000	1,008,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.3688% 5/15/14 (e)	120,000	102,000
7.625% 5/15/14	1,310,000	1,205,200
7.75% 5/15/16	1,755,000	1,553,175
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
Education Management LLC/Education Management Finance Corp. 10.25% 6/1/16	$ 720,000	$ 673,200
FTI Consulting, Inc.:
7.625% 6/15/13	2,425,000	2,473,500
7.75% 10/1/16	595,000	617,313
Hertz Corp.:
8.875% 1/1/14	945,000	907,200
10.5% 1/1/16	845,000	802,750
Iron Mountain, Inc.:
6.625% 1/1/16	600,000	570,000
7.75% 1/15/15	1,030,000	1,048,025
8.25% 7/1/11	735,000	732,244
8.625% 4/1/13	1,110,000	1,118,325
Penhall International Corp. 12% 8/1/14 (d)	240,000	196,800
Rural/Metro Corp. 0% 3/15/16 (b)	1,305,000	939,600
		16,903,007
Shipping - 2.0%
Britannia Bulk PLC 11% 12/1/11	1,410,000	1,410,000
Navios Maritime Holdings, Inc. 9.5% 12/15/14	1,825,000	1,752,000
Overseas Shipholding Group, Inc. 8.25% 3/15/13	175,000	177,188
Ship Finance International Ltd. 8.5% 12/15/13	3,995,000	3,995,000
Teekay Corp. 8.875% 7/15/11	1,460,000	1,522,050
		8,856,238
Steels - 1.5%
PNA Group, Inc. 10.75% 9/1/16	710,000	631,900
PNA Intermediate Holding Corp. 11.8688% 2/15/13 pay-in-kind (d)(e)	295,000	256,650
RathGibson, Inc. 11.25% 2/15/14	1,710,000	1,624,500
Steel Dynamics, Inc.:
6.75% 4/1/15	3,060,000	2,960,550
7.375% 11/1/12 (d)	1,125,000	1,122,188
		6,595,788
Super Retail - 1.0%
NBC Acquisition Corp. 0% 3/15/13 (b)	1,980,000	1,861,200
Nebraska Book Co., Inc. 8.625% 3/15/12	1,475,000	1,393,875
Toys 'R' US, Inc. 7.625% 8/1/11	1,800,000	1,413,000
		4,668,075
Technology - 5.1%
Avago Technologies Finance Ltd. 10.125% 12/1/13	360,000	376,200
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Celestica, Inc. 7.875% 7/1/11	$ 1,140,000	$ 1,105,800
First Data Corp. 9.875% 9/24/15 (d)	1,355,000	1,195,788
Flextronics International Ltd. 6.25% 11/15/14	1,105,000	1,049,750
Freescale Semiconductor, Inc.:
8.8656% 12/15/14 (e)	1,330,000	970,900
8.875% 12/15/14	1,865,000	1,496,663
9.125% 12/15/14 pay-in-kind	970,000	723,911
10.125% 12/15/16	2,025,000	1,420,133
IKON Office Solutions, Inc. 9.9263% 1/1/12 (d)(e)	975,000	962,813
Lucent Technologies, Inc.:
6.45% 3/15/29	2,625,000	2,119,688
6.5% 1/15/28	1,065,000	859,988
Nortel Networks Corp.:
8.5075% 7/15/11 (e)	1,545,000	1,452,300
10.125% 7/15/13	1,520,000	1,531,400
NXP BV:
7.0075% 10/15/13 (e)	1,315,000	1,094,738
7.875% 10/15/14	170,000	156,825
Seagate Technology HDD Holdings 6.8% 10/1/16	1,400,000	1,365,000
Unisys Corp.:
6.875% 3/15/10	540,000	509,652
8% 10/15/12	350,000	302,750
Xerox Capital Trust I 8% 2/1/27	4,085,000	4,064,575
		22,758,874
Telecommunications - 8.2%
Cincinnati Bell, Inc. 8.375% 1/15/14	1,065,000	1,017,075
Digicel Group Ltd.:
8.875% 1/15/15 (d)	1,540,000	1,359,050
9.125% 1/15/15 pay-in-kind (d)	695,000	611,600
9.25% 9/1/12 (d)	2,360,000	2,383,600
Intelsat Ltd.:
6.5% 11/1/13	2,940,000	1,940,400
7.625% 4/15/12	2,090,000	1,598,850
9.25% 6/15/16	2,360,000	2,365,900
11.25% 6/15/16	2,080,000	2,087,800
Level 3 Financing, Inc.:
8.75% 2/15/17	425,000	347,438
9.15% 2/15/15 (e)	1,865,000	1,398,750
9.25% 11/1/14	5,195,000	4,467,682
12.25% 3/15/13	1,535,000	1,485,113
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
MetroPCS Wireless, Inc. 9.25% 11/1/14	$ 455,000	$ 417,463
Mobile Telesystems Finance SA 8% 1/28/12 (d)	1,301,000	1,335,216
Nextel Communications, Inc.:
6.875% 10/31/13	795,000	741,621
7.375% 8/1/15	880,000	805,012
Orascom Telecom Finance SCA 7.875% 2/8/14 (d)	1,800,000	1,683,000
PanAmSat Corp. 9% 8/15/14	919,000	909,810
Qwest Communications International, Inc. 7.5% 2/15/14	590,000	585,575
Qwest Corp.:
6.5% 6/1/17	1,225,000	1,166,813
7.625% 6/15/15	795,000	796,988
8.2406% 6/15/13 (e)	3,080,000	3,014,550
Rural Cellular Corp. 8.1238% 6/1/13 (e)	1,150,000	1,167,250
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14	525,000	525,000
U.S. West Communications:
6.875% 9/15/33	1,005,000	909,525
7.5% 6/15/23	1,500,000	1,410,000
		36,531,081
Textiles & Apparel - 0.6%
Hanesbrands, Inc. 8.2038% 12/15/14 (d)(e)	1,025,000	935,313
Levi Strauss & Co.:
8.875% 4/1/16	1,440,000	1,353,600
9.75% 1/15/15	320,000	308,800
		2,597,713
TOTAL NONCONVERTIBLE BONDS		376,194,674
TOTAL CORPORATE BONDS (Cost $400,324,049)		380,791,343
Preferred Stocks - 0.9%
	Shares
Convertible Preferred Stocks - 0.5%
Diversified Financial Services - 0.1%
AES Trust III 6.75%	11,600	534,180
Preferred Stocks - continued
	Shares	Value
Convertible Preferred Stocks - continued
Energy - 0.4%
El Paso Corp. 4.99%	1,360	$ 1,862,306
TOTAL CONVERTIBLE PREFERRED STOCKS		2,396,486
Nonconvertible Preferred Stocks - 0.4%
Telecommunications - 0.4%
Rural Cellular Corp. 12.25% pay-in-kind	1,426	1,782,500
TOTAL PREFERRED STOCKS (Cost $4,076,941)		4,178,986
Floating Rate Loans - 6.5%
	Principal Amount
Cable TV - 1.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 5.26% 3/6/14 (e)	$ 1,115,000	964,475
CSC Holdings, Inc. Tranche B, term loan 6.8963% 3/31/13 (e)	2,525,025	2,310,398
Insight Midwest Holdings LLC Tranche B, term loan 6.48% 4/6/14 (e)	1,215,000	1,111,725
		4,386,598
Capital Goods - 0.3%
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (e)	1,240,000	1,109,800
Tranche B 1LN, term loan 7.4093% 5/4/14 (e)	166,960	146,924
		1,256,724
Energy - 2.3%
Ashmore Energy International:
Revolving Credit-Linked Deposit 7.93% 3/30/12 (e)	250,608	228,053
term loan 7.83% 3/30/14 (e)	1,868,531	1,700,363
Kinder Morgan, Inc. Tranche B, term loan 4.78% 5/30/14 (e)	2,855,503	2,805,532
Petroleum Geo-Services ASA term loan 6.58% 6/29/15 (e)	1,194,000	1,104,450
SandRidge Energy, Inc. term loan:
8.3538% 4/1/14 (e)	2,100,000	1,995,000
8.625% 4/1/15 (e)	2,555,000	2,523,063
		10,356,461
Floating Rate Loans - continued
	Principal Amount	Value
Entertainment/Film - 0.3%
Zuffa LLC term loan 6.9375% 6/19/15 (e)	$ 1,870,849	$ 1,496,680
Gaming - 0.3%
Fantasy Springs Resort Casino term loan 10.64% 8/6/12 (e)	1,200,000	1,140,000
Healthcare - 0.4%
Community Health Systems, Inc.:
term loan 7.3313% 7/25/14 (e)	2,020,626	1,808,461
Tranche DD, term loan 7/25/14 (e)(f)	101,624	90,954
		1,899,415
Paper - 0.4%
Georgia-Pacific Corp. Tranche B1, term loan 6.8657% 12/23/12 (e)	2,002,053	1,826,874
Services - 0.6%
Adesa, Inc. term loan 7.08% 10/20/13 (e)	2,208,900	1,927,265
Penhall International Corp. term loan 12.6425% 4/1/12 pay-in-kind (e)	850,725	748,638
		2,675,903
Technology - 0.5%
Kronos, Inc.:
Tranche 1LN, term loan 7.08% 6/11/14 (e)	1,284,214	1,130,109
Tranche 2LN, term loan 10.58% 6/11/15 (e)	1,250,000	1,000,000
		2,130,109
Telecommunications - 0.3%
Digicel International Finance Ltd. term loan 7.375% 3/30/12 (e)	1,410,000	1,283,100
Textiles & Apparel - 0.1%
Levi Strauss & Co. term loan 7.5681% 4/4/14 (e)	880,000	686,400
TOTAL FLOATING RATE LOANS (Cost $32,076,237)		29,138,264
Money Market Funds - 4.9%
	Shares
Fidelity Cash Central Fund, 3.79% (a) (Cost $21,953,308)	21,953,308	21,953,308
Cash Equivalents - 0.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 1.69%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $3,636,000)	$ 3,636,171	$ 3,636,000
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $462,066,535)		439,697,901
NET OTHER ASSETS - 1.8%		7,903,646
NET ASSETS - 100%		$ 447,601,547
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $93,670,954 or 20.9% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $101,624 and $90,954, respectively. The coupon rate will be determined at time of settlement.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,636,000 due 2/01/08 at 1.69%
Banc of America Securities LLC	$ 793,771
Barclays Capital, Inc.	1,144,787
ING Financial Markets LLC	1,697,442
$ 3,636,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 354,467
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $461,492,611. Net unrealized depreciation aggregated $21,794,710, of which $2,623,211 related to appreciated investment securities and $24,417,921 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Value Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2008

1.813029.103

FAV-QTLY-0308

Investments January 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 19.6%
Auto Components - 0.4%
ArvinMeritor, Inc.	4,200	$ 57,036
Gentex Corp.	19,151	303,735
Modine Manufacturing Co.	900	13,896
The Goodyear Tire & Rubber Co. (a)	9,500	239,115
		613,782
Automobiles - 1.3%
Ford Motor Co. (a)(d)	111,100	737,704
Nissan Motor Co. Ltd.	22,702	217,485
Renault SA	6,755	771,122
Winnebago Industries, Inc.	19,102	402,288
		2,128,599
Diversified Consumer Services - 0.6%
H&R Block, Inc.	41,900	807,413
Regis Corp.	1,200	30,396
Service Corp. International	14,100	169,623
		1,007,432
Hotels, Restaurants & Leisure - 2.1%
Aristocrat Leisure Ltd.	3	27
Brinker International, Inc.	30,030	558,858
Carnival Corp. unit	25,900	1,152,291
Royal Caribbean Cruises Ltd.	39,460	1,589,449
		3,300,625
Household Durables - 4.3%
Black & Decker Corp. (d)	18,905	1,371,369
Centex Corp.	25,200	700,056
Ethan Allen Interiors, Inc. (d)	21,200	656,140
KB Home	6,600	181,500
La-Z-Boy, Inc. (d)	13,900	105,918
Leggett & Platt, Inc. (d)	43,200	821,664
Newell Rubbermaid, Inc.	10,500	253,260
Sealy Corp., Inc. (d)	30,700	286,124
The Stanley Works (d)	27,660	1,420,618
Whirlpool Corp.	12,700	1,080,897
		6,877,546
Leisure Equipment & Products - 2.2%
Brunswick Corp.	46,930	891,201
Eastman Kodak Co. (d)	82,420	1,642,631
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - continued
Mattel, Inc.	15,200	$ 319,352
Polaris Industries, Inc. (d)	17,100	742,824
		3,596,008
Media - 3.0%
Cinemark Holdings, Inc. (d)	37,667	538,638
E.W. Scripps Co. Class A	32,258	1,313,546
Gannett Co., Inc. (d)	20,800	769,600
Grupo Televisa SA de CV (CPO) sponsored ADR	5,500	122,595
Live Nation, Inc. (a)	14,762	160,906
Omnicom Group, Inc.	12,700	576,199
R.H. Donnelley Corp. (a)(d)	21,100	634,477
Regal Entertainment Group Class A	33,362	618,531
Valassis Communications, Inc. (a)	7,582	72,484
		4,806,976
Multiline Retail - 0.8%
Family Dollar Stores, Inc.	35,100	738,153
Sears Holdings Corp. (a)(d)	4,600	508,254
		1,246,407
Specialty Retail - 4.2%
Advance Auto Parts, Inc.	4,600	164,128
AnnTaylor Stores Corp. (a)	19,283	484,967
Asbury Automotive Group, Inc.	17,553	248,902
AutoZone, Inc. (a)	6,300	761,544
Chico's FAS, Inc. (a)	14,900	160,771
Foot Locker, Inc.	14,687	201,065
Group 1 Automotive, Inc. (d)	12,939	342,107
OfficeMax, Inc. (d)	38,115	944,109
PetSmart, Inc.	47,624	1,089,161
Select Comfort Corp. (a)	14,848	116,705
Staples, Inc.	29,624	709,199
The Children's Place Retail Stores, Inc. (a)	3,600	66,744
The Men's Wearhouse, Inc.	4,600	117,254
Williams-Sonoma, Inc. (d)	47,000	1,263,360
		6,670,016
Textiles, Apparel & Luxury Goods - 0.7%
Liz Claiborne, Inc. (d)	47,504	1,039,863
TOTAL CONSUMER DISCRETIONARY		31,287,254
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 4.3%
Beverages - 0.3%
Cott Corp. (a)	31,700	$ 179,103
SABMiller plc	15,600	337,524
		516,627
Food & Staples Retailing - 1.7%
CVS Caremark Corp.	1,898	74,155
Rite Aid Corp. (a)(d)	159,650	472,564
SUPERVALU, Inc.	21,700	652,302
Sysco Corp.	48,000	1,394,400
Winn-Dixie Stores, Inc. (a)	11,357	201,246
		2,794,667
Food Products - 0.9%
Cermaq ASA	11,200	114,921
Chiquita Brands International, Inc. (a)	9,373	175,088
Corn Products International, Inc.	300	10,140
Leroy Seafood Group ASA	9,900	180,938
Marine Harvest ASA (a)	454,000	244,548
Tyson Foods, Inc. Class A	45,400	646,950
		1,372,585
Household Products - 0.2%
Central Garden & Pet Co.	8,000	43,920
Central Garden & Pet Co. Class A (non-vtg.) (a)	6,863	34,109
Energizer Holdings, Inc. (a)	3,400	318,308
		396,337
Personal Products - 1.2%
Avon Products, Inc.	53,100	1,859,562
TOTAL CONSUMER STAPLES		6,939,778
ENERGY - 9.6%
Energy Equipment & Services - 3.3%
BJ Services Co.	16,013	348,283
Cameron International Corp. (a)	13,100	527,406
FMC Technologies, Inc. (a)	9,748	469,464
National Oilwell Varco, Inc. (a)	17,732	1,067,998
Noble Corp.	7,380	323,023
Patterson-UTI Energy, Inc.	20,081	393,186
Smith International, Inc.	12,900	699,309
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean, Inc. (a)	5,126	$ 628,448
Weatherford International Ltd. (a)	13,020	804,766
		5,261,883
Oil, Gas & Consumable Fuels - 6.3%
Arch Coal, Inc.	19,130	841,720
Boardwalk Pipeline Partners, LP	12,308	382,533
Cabot Oil & Gas Corp.	19,500	754,455
Canadian Natural Resources Ltd.	6,900	441,482
Cheniere Energy Partners LP	3,500	57,680
CONSOL Energy, Inc.	8,800	642,400
Copano Energy LLC	6,846	241,938
El Paso Pipeline Partners LP	8,159	193,124
Energy Transfer Equity LP	7,395	244,109
EOG Resources, Inc.	7,500	656,250
EXCO Resources, Inc. (a)	19,900	298,301
Foundation Coal Holdings, Inc.	22,100	1,155,830
Hess Corp.	8,750	794,763
Peabody Energy Corp.	9,094	491,258
Petrohawk Energy Corp. (a)	4,300	67,725
Plains Exploration & Production Co. (a)	3,300	160,512
Southwestern Energy Co. (a)	2,400	134,184
Suncor Energy, Inc.	7,500	705,495
Ultra Petroleum Corp. (a)	10,400	715,520
Valero Energy Corp.	19,280	1,141,183
		10,120,462
TOTAL ENERGY		15,382,345
FINANCIALS - 17.2%
Capital Markets - 2.4%
Ares Capital Corp.	25,565	357,399
Bank of New York Mellon Corp.	4,647	216,690
Bear Stearns Companies, Inc. (d)	4,000	361,200
Cohen & Steers, Inc.	100	2,849
Greenhill & Co., Inc.	300	20,259
Janus Capital Group, Inc.	6,500	175,565
Legg Mason, Inc.	13,900	1,000,800
Lehman Brothers Holdings, Inc.	17,200	1,103,724
Merrill Lynch & Co., Inc.	3,100	174,840
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
T. Rowe Price Group, Inc.	2,500	$ 126,475
TD Ameritrade Holding Corp. (a)(d)	17,852	334,904
		3,874,705
Commercial Banks - 2.9%
Associated Banc-Corp.	10,291	290,000
Boston Private Financial Holdings, Inc.	9,105	207,867
Colonial Bancgroup, Inc. (d)	15,482	243,067
PNC Financial Services Group, Inc.	4,300	282,166
Sterling Financial Corp., Washington	3,700	65,823
Susquehanna Bancshares, Inc., Pennsylvania	2,800	59,416
U.S. Bancorp, Delaware	25,400	862,330
UCBH Holdings, Inc. (d)	28,689	405,089
UnionBanCal Corp.	12,146	595,883
Wachovia Corp.	17,950	698,794
Zions Bancorp	16,200	886,788
		4,597,223
Consumer Finance - 0.9%
Capital One Financial Corp. (d)	18,900	1,035,909
Cash America International, Inc.	5,718	185,892
Discover Financial Services	16,714	292,495
		1,514,296
Diversified Financial Services - 1.5%
Bank of America Corp.	20,568	912,191
Bolsa de Mercadorias & Futuros - BM&F SA	3,700	33,340
Deutsche Boerse AG	800	140,005
JPMorgan Chase & Co.	25,514	1,213,191
Maiden Holdings Ltd. (e)	6,800	54,400
		2,353,127
Insurance - 2.4%
AMBAC Financial Group, Inc.	15,860	185,879
American International Group, Inc.	13,700	755,692
LandAmerica Financial Group, Inc.	500	26,080
Marsh & McLennan Companies, Inc.	35,769	987,224
MBIA, Inc. (d)	17,390	269,545
National Financial Partners Corp. (d)	9,600	346,560
Principal Financial Group, Inc.	13,171	785,123
Willis Group Holdings Ltd.	13,400	472,216
		3,828,319
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 4.3%
Alexandria Real Estate Equities, Inc.	4,200	$ 412,566
Annaly Capital Management, Inc.	17,633	347,723
British Land Co. PLC	4,700	95,140
Chimera Investment Corp.	6,600	126,390
Developers Diversified Realty Corp.	12,200	502,030
Digital Realty Trust, Inc.	12,300	439,479
General Growth Properties, Inc.	22,419	818,742
HCP, Inc.	22,600	687,266
Highwoods Properties, Inc. (SBI)	12,930	386,995
Kimco Realty Corp.	12,700	454,787
Public Storage	10,000	782,500
Simon Property Group, Inc.	4,900	437,962
UDR, Inc.	22,300	509,109
Vornado Realty Trust (d)	9,220	833,488
		6,834,177
Real Estate Management & Development - 0.8%
Brookfield Properties Corp.	21,500	436,665
CB Richard Ellis Group, Inc. Class A (a)	45,389	881,000
		1,317,665
Thrifts & Mortgage Finance - 2.0%
Countrywide Financial Corp.	25,260	175,810
Fannie Mae	25,540	864,784
Freddie Mac	23,170	704,136
Hudson City Bancorp, Inc.	41,800	684,684
New York Community Bancorp, Inc. (d)	36,200	671,510
People's United Financial, Inc.	3,100	52,359
Washington Federal, Inc.	2,826	69,011
		3,222,294
TOTAL FINANCIALS		27,541,806
HEALTH CARE - 6.2%
Biotechnology - 0.7%
Amgen, Inc. (a)	12,420	578,648
Cephalon, Inc. (a)	8,700	570,981
Molecular Insight Pharmaceuticals, Inc.	1,800	15,282
		1,164,911
Health Care Equipment & Supplies - 1.1%
American Medical Systems Holdings, Inc. (a)	8,200	117,178
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Becton, Dickinson & Co.	5,470	$ 473,319
Covidien Ltd.	16,487	735,815
Hillenbrand Industries, Inc.	8,270	427,724
		1,754,036
Health Care Providers & Services - 2.6%
Brookdale Senior Living, Inc.	10,778	240,565
Community Health Systems, Inc. (a)	29,210	937,641
Emeritus Corp. (a)	4,304	95,334
Health Net, Inc. (a)	14,000	650,860
HealthSouth Corp. (a)(d)	21,393	364,109
McKesson Corp.	12,600	791,154
Universal Health Services, Inc. Class B	20,470	964,751
		4,044,414
Health Care Technology - 0.4%
IMS Health, Inc.	27,989	668,657
Pharmaceuticals - 1.4%
Alpharma, Inc. Class A (a)	27,130	556,708
Barr Pharmaceuticals, Inc. (a)	21,150	1,103,819
Schering-Plough Corp.	31,190	610,388
		2,270,915
TOTAL HEALTH CARE		9,902,933
INDUSTRIALS - 10.2%
Aerospace & Defense - 0.3%
Honeywell International, Inc.	9,040	533,993
Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	17,400	1,272,984
Airlines - 0.2%
Delta Air Lines, Inc. (a)	15,800	265,914
Building Products - 0.8%
Masco Corp. (d)	52,770	1,210,016
Owens Corning (a)	1,000	21,740
		1,231,756
Commercial Services & Supplies - 3.0%
ACCO Brands Corp. (a)(d)	34,893	472,800
Allied Waste Industries, Inc. (a)	152,538	1,502,499
Consolidated Graphics, Inc. (a)	3,072	154,552
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	24,149	$ 842,559
The Brink's Co.	29,436	1,784,705
		4,757,115
Construction & Engineering - 0.4%
Fluor Corp.	3,370	410,028
URS Corp. (a)	5,790	254,181
		664,209
Industrial Conglomerates - 0.1%
Tyco International Ltd.	6,087	239,584
Machinery - 2.5%
Albany International Corp. Class A	11,039	386,475
Briggs & Stratton Corp. (d)	22,600	471,210
Eaton Corp.	2,100	173,796
Illinois Tool Works, Inc.	23,800	1,199,520
Ingersoll-Rand Co. Ltd. Class A	3,700	146,224
Navistar International Corp. (a)	6,500	321,202
Pentair, Inc.	29,000	921,040
Sulzer AG (Reg.)	278	293,974
Wabash National Corp.	10,163	93,398
		4,006,839
Road & Rail - 1.6%
Canadian National Railway Co.	7,910	400,485
Con-way, Inc.	22,550	1,097,960
CSX Corp.	1,700	82,416
Ryder System, Inc.	19,900	1,035,994
		2,616,855
Trading Companies & Distributors - 0.3%
Beacon Roofing Supply, Inc. (a)(d)	10,401	96,521
W.W. Grainger, Inc.	200	15,914
WESCO International, Inc. (a)	7,500	316,800
		429,235
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Co. LLC	9,127	301,739
TOTAL INDUSTRIALS		16,320,223
INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.8%
Alcatel-Lucent SA sponsored ADR	100,410	635,595
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Avocent Corp. (a)	8,994	$ 149,300
Dycom Industries, Inc. (a)	34,730	820,323
Motorola, Inc.	72,150	831,890
Nortel Networks Corp. (a)	18,270	227,203
Powerwave Technologies, Inc. (a)	39,275	149,245
		2,813,556
Computers & Peripherals - 2.0%
Diebold, Inc. (d)	26,335	681,550
Intermec, Inc. (a)(d)	43,443	865,385
NCR Corp. (a)	30,000	644,400
Network Appliance, Inc. (a)	31,000	719,820
Seagate Technology	5,760	116,755
Western Digital Corp. (a)	6,200	163,990
		3,191,900
Electronic Equipment & Instruments - 5.7%
Agilent Technologies, Inc. (a)	46,300	1,570,033
Arrow Electronics, Inc. (a)	39,980	1,368,116
Avnet, Inc. (a)	45,904	1,634,641
Cogent, Inc. (a)	924	9,111
Flextronics International Ltd. (a)	145,670	1,704,339
Ingram Micro, Inc. Class A (a)	20,400	362,712
Itron, Inc. (a)	4,487	369,729
Jabil Circuit, Inc.	46,900	621,425
Molex, Inc.	17,835	428,753
Tyco Electronics Ltd.	29,012	980,896
		9,049,755
Internet Software & Services - 1.0%
VeriSign, Inc. (a)	17,702	600,452
Yahoo!, Inc. (a)	52,300	1,003,114
		1,603,566
IT Services - 1.1%
NeuStar, Inc. Class A (a)	5,300	157,463
The Western Union Co.	54,232	1,214,797
Unisys Corp. (a)	113,170	470,787
		1,843,047
Office Electronics - 1.3%
Xerox Corp.	127,970	1,970,729
Zebra Technologies Corp. Class A (a)	2,994	91,946
		2,062,675
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (a)(d)	47,300	$ 361,372
Applied Materials, Inc.	50,900	912,128
ASML Holding NV (NY Shares) (a)	23,655	628,986
Atmel Corp. (a)	77,900	246,164
Fairchild Semiconductor International, Inc. (a)	105,690	1,294,703
Integrated Device Technology, Inc. (a)	37,400	278,630
LSI Corp. (a)	27,300	142,506
Maxim Integrated Products, Inc.	19,700	387,302
MKS Instruments, Inc. (a)	13,352	248,347
National Semiconductor Corp.	74,600	1,374,878
Standard Microsystems Corp. (a)	11,953	357,634
Varian Semiconductor Equipment Associates, Inc. (a)	9,300	299,553
		6,532,203
Software - 0.9%
Electronic Arts, Inc. (a)	18,100	857,397
Fair Isaac Corp.	7,379	188,165
Misys PLC	49,082	171,240
Parametric Technology Corp. (a)	11,600	190,820
THQ, Inc. (a)	5,240	94,372
		1,501,994
TOTAL INFORMATION TECHNOLOGY		28,598,696
MATERIALS - 3.7%
Chemicals - 1.2%
Albemarle Corp.	13,123	475,840
Arkema sponsored ADR (a)	2,000	113,100
Chemtura Corp.	100,004	670,027
Georgia Gulf Corp. (d)	4,600	35,880
H.B. Fuller Co.	13,600	282,336
Rohm & Haas Co.	6,500	346,775
W.R. Grace & Co. (a)	2,400	54,288
		1,978,246
Containers & Packaging - 1.2%
Ball Corp.	300	13,767
Owens-Illinois, Inc. (a)	38,038	1,917,115
		1,930,882
Metals & Mining - 1.3%
Alcoa, Inc.	22,370	740,447
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
ArcelorMittal SA (NY Reg.) Class A	3,700	$ 245,643
Barrick Gold Corp.	3,100	160,043
Goldcorp, Inc.	900	33,487
Kinross Gold Corp. (a)	8,200	180,988
Lihir Gold Ltd. (a)	40,833	136,200
Newcrest Mining Ltd.	6,733	210,877
Randgold Resources Ltd. sponsored ADR	4,200	200,382
Titanium Metals Corp.	4,000	86,960
		1,995,027
TOTAL MATERIALS		5,904,155
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	12,200	469,578
Cbeyond, Inc. (a)	1,766	59,585
CenturyTel, Inc.	160	5,906
Cincinnati Bell, Inc. (a)	53,987	209,470
Embarq Corp.	7,800	353,340
Qwest Communications International, Inc.	143,700	844,956
Verizon Communications, Inc.	19,040	739,514
		2,682,349
Wireless Telecommunication Services - 0.7%
Crown Castle International Corp. (a)	8,200	296,758
MTN Group Ltd.	9,100	145,248
Sprint Nextel Corp.	67,100	706,563
		1,148,569
TOTAL TELECOMMUNICATION SERVICES		3,830,918
UTILITIES - 8.0%
Electric Utilities - 4.9%
Allegheny Energy, Inc.	17,400	953,346
American Electric Power Co., Inc.	13,700	586,771
DPL, Inc.	24,400	677,344
Edison International	17,860	931,578
Entergy Corp.	11,870	1,284,097
FirstEnergy Corp.	9,200	655,224
FPL Group, Inc.	11,200	722,176
Great Plains Energy, Inc.	3,233	90,136
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
PPL Corp.	22,488	$ 1,100,113
Reliant Energy, Inc. (a)	41,410	880,791
		7,881,576
Independent Power Producers & Energy Traders - 1.7%
AES Corp. (a)	20,230	385,988
Constellation Energy Group, Inc.	11,900	1,118,124
NRG Energy, Inc. (a)	31,700	1,223,303
		2,727,415
Multi-Utilities - 1.4%
CMS Energy Corp.	15,400	241,318
Public Service Enterprise Group, Inc.	11,500	1,104,000
Wisconsin Energy Corp.	17,312	788,215
		2,133,533
TOTAL UTILITIES		12,742,524
TOTAL COMMON STOCKS (Cost $170,301,476)		158,450,632
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Citigroup, Inc. Series T, 6.50%	3,417	184,825
Nonconvertible Preferred Stocks - 0.2%
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
Fannie Mae Series S, 8.25%	5,088	128,472
Freddie Mac Series Z, 8.375%	4,935	132,505
		260,977
TOTAL PREFERRED STOCKS (Cost $421,425)		445,802
Money Market Funds - 11.7%
	Shares	Value
Fidelity Cash Central Fund, 3.79% (b)	846,263	$ 846,263
Fidelity Securities Lending Cash Central Fund, 3.84% (b)(c)	17,802,029	17,802,029
TOTAL MONEY MARKET FUNDS (Cost $18,648,292)		18,648,292
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 1.71%, dated 1/31/08 due 2/1/08 (Collateralized by U.S. Treasury Obligations) # (Cost $31,000)	$ 31,001	31,000
TOTAL INVESTMENT PORTFOLIO - 111.1% (Cost $189,402,193)		177,575,726
NET OTHER ASSETS - (11.1)%		(17,706,013)
NET ASSETS - 100%		$ 159,869,713
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $54,400 or 0.0% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$31,000 due 2/01/08 at 1.71%
Banc of America Securities LLC	$ 1,336
Barclays Capital, Inc.	17,170
Goldman, Sachs & Co.	3,885
ING Financial Markets LLC	4,724
Lehman Brothers, Inc.	3,885
$ 31,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,907
Fidelity Securities Lending Cash Central Fund	25,490
Total	$ 43,397
Income Tax Information

At January 31, 2008, the aggregate cost of investment securities for income tax purposes was $189,427,706. Net unrealized depreciation aggregated $11,851,980, of which $14,755,819 related to appreciated investment securities and $26,607,799 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 31, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 31, 2008